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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. WILMER CULTER PICKERING HALE AND DORR LLP 60 State Street Boston, Massachusetts 02109

(Name and address of agent for service )

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1 – SCHEDULE OF INVESTMENTS

The following is a copy of the schedules as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X [17 CRF 210.12-12 – 12-14]:

Harbor Funds’ schedules of investments as of January 31, 2008 are included.

ITEM 2 – CONTROLS AND PROCEDURES

(a)	The Principal Executive and Financial Officers concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3 – EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 27th day of March, 2008 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser
Chairman, President, Trustee
And Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Van Hooser	Chairman, President, Trustee	March 27, 2008
	David G. Van Hooser	and Chief Executive Officer

By:	/s/ Anmarie Kolinski	Treasurer and Chief Financial	March 27, 2008
	Anmarie Kolinski	Officer

Quarterly Schedule of

Portfolio Holdings

January 31, 2008

Equity Funds

Domestic Equity

Harbor Capital Appreciation Fund

Harbor Mid Cap Growth Fund

Harbor Small Cap Growth Fund

Harbor Small Company Growth Fund

Harbor Large Cap Value Fund

Harbor Mid Cap Value Fund

Harbor SMID Value Fund

Harbor Small Cap Value Fund

International Equity

Harbor International Fund

Harbor International Growth Fund

Harbor Global Value Fund

Harbor International Equity Funds

Portfolios of Investments

HARBOR INTERNATIONAL FUND	21

HARBOR INTERNATIONAL GROWTH FUND	24

HARBOR GLOBAL VALUE FUND	26

Notes to Portfolios of Investments	28

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—January 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.9%)

COMMON STOCKS—97.1%

Shares		Value (000s)

AEROSPACE & DEFENSE—4.0%
1,095,600	Boeing Co.	$91,132
1,286,800	Raytheon Co.	83,822
2,254,990	United Technologies Corp.	165,539

		340,493

BEVERAGES—3.4%
2,846,800	Coca-Cola Co.	168,445
1,783,250	PepsiCo Inc.	121,600

		290,045

BIOTECHNOLOGY—6.4%
2,452,600	Genentech Inc.*	172,148
8,135,900	Gilead Sciences Inc.*	371,729

		543,877

CAPITAL MARKETS—4.6%
5,909,800	Charles Schwab Corp.	131,788
520,900	Goldman Sachs Group Inc.	104,581
1,855,100	Lazard Ltd. Shares A1	73,314
1,501,900	Merrill Lynch & Co. Inc.	84,707

		394,390

COMMON STOCKS—Continued

Shares		Value (000s)

CHEMICALS—3.9%
2,305,200	Monsanto Co.	$259,197
518,100	Potash Corporation of Saskatchewan	72,990

		332,187

COMMUNICATIONS EQUIPMENT—10.0%
1,891,600	Ciena Corp.[1]*	51,319
10,511,090	Cisco Systems Inc.*	257,522
3,439,800	Nokia OYJ Sponsored ADR[2] (FIN)	127,101
4,099,330	QUALCOMM Inc.	173,893
2,574,000	Research In Motion Ltd. (CAN)*	241,647

		851,482

COMPUTERS & PERIPHERALS—4.4%
1,306,320	Apple Inc.*	176,824
4,631,200	Hewlett-Packard Co.	202,615

		379,439

DIVERSIFIED FINANCIAL SERVICES—2.3%
154,000	CME Group Inc.	95,310
1,253,600	NYSE Euronext	98,596

		193,906

ELECTRICAL EQUIPMENT—2.9%
5,059,800	ABB Ltd. ADR[2] (SWS)	126,495
648,800	First Solar Inc.[1]	117,932

		244,427

ENERGY EQUIPMENT & SERVICES—1.5%
1,663,700	Schlumberger Ltd.	125,543

FOOD & STAPLES RETAILING—4.0%
1,830,100	Costco Wholesale Corp.	124,337
3,137,500	CVS/Caremark Corp.	122,582
2,374,300	Whole Foods Market Inc.[1]	93,643

		340,562

HEALTH CARE EQUIPMENT & SUPPLIES—6.3%
1,243,000	Alcon Inc.	176,506
2,883,000	Baxter International Inc.	175,114
1,163,600	Hologic Inc.[1]*	74,889
2,886,600	St. Jude Medical Inc.*	116,936

		543,445

HOTELS, RESTAURANTS & LEISURE—1.6%
3,739,400	Marriott International Inc. Cl. A	134,469

HOUSEHOLD PRODUCTS—2.2%
2,399,000	Colgate-Palmolive Co.	184,723

INDUSTRIAL CONGLOMERATES—2.1%
5,102,100	General Electric Co.	180,665

INTERNET & CATALOG RETAIL—1.6%
1,819,300	Amazon.com Inc.[1]*	141,360

INTERNET SOFTWARE & SERVICES—5.2%
1,892,100	Akamai Technologies Inc.[1]*	57,141
681,600	Google Inc. Cl. A*	384,627

		441,768

IT SERVICES—0.6%
1,260,500	Infosys Technologies Ltd. ADR (IND)[1,2]	52,185

LIFE SCIENCE TOOLS & SERVICES—1.8%
2,986,200	Thermo Fischer Scientific, Inc.*	153,759

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MEDIA—3.4%
5,242,700	News Corp. Cl. A	$99,087
6,395,600	Walt Disney Co.	191,420

		290,507

MULTILINE RETAIL—0.8%
3,790,200	Saks Inc.[1]	68,413

OIL, GAS & CONSUMABLE FUELS—3.4%
2,726,100	Marathon Oil Corp.	127,718
1,805,500	Occidental Petroleum Corp.	122,539
789,900	Southwestern Energy Co.*	44,163

		294,420

PHARMACEUTICALS—11.2%
4,333,800	Abbott Laboratories	243,993
2,484,500	Elan Corp. plc ADR (IE)[2]*	63,131
3,610,900	Merck & Co. Inc.	167,113
4,148,500	Mylan Pharmaceuticals Inc.[1]	61,854
1,935,200	Roche Holdings AG Sponsored ADR (SWS)[2]	174,694
3,600,100	Teva Pharmaceutical Industries Ltd. ADR[2] (IL)	165,749
2,015,000	Wyeth	80,197

		956,731

SOFTWARE—6.2%
5,266,450	Adobe Systems Inc.*	183,957
10,710,340	Microsoft Corp.	349,157

		533,114

SPECIALTY RETAIL—0.3%
1,024,900	Urban Outfitters Inc.[1]*	29,722

TEXTILES, APPAREL & LUXURY GOODS—3.0%
3,642,700	Coach Inc.*	116,749
2,333,000	Nike Inc. Cl. B	144,086

		260,835

TOTAL COMMON STOCKS (Cost $7,116,246)		8,302,467

SHORT-TERM INVESTMENTS—7.8%
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$328,519	Repurchase Agreement with State Street Corp. dated January 31, 2008 due February 1, 2008 at 1.500% collateralized by U.S. Treasury Bonds (market value $335,094)	$328,519

Shares
SECURITIES LENDING COLLATERAL
342,193,370	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 5.260%)	342,193

TOTAL SHORT-TERM INVESTMENTS (Cost $670,712)		670,712

TOTAL INVESTMENTS—104.9% (Cost $7,786,958)		8,973,179

CASH AND OTHER ASSETS, LESS LIABILITIES—(4.9)%		(422,270)

TOTAL NET ASSETS—100.0%		$8,550,909

*	Non-income producing security.

1	A portion or all of this security was out on loan at January 31, 2008.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

(CAN)	Canada.

(FIN)	Finland.

(IE)	Ireland.

(IL)	Israel.

(IND)	India.

(SWS)	Switzerland.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 9.0%)

COMMON STOCKS—91.0%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.2%
116,100	Teledyne Technologies Inc.*	$5,994

AIR FREIGHT & LOGISTICS—1.0%
88,400	C.H. Robinson Worldwide Inc.[1]	4,910

BIOTECHNOLOGY—2.9%
122,100	Alkermes Inc.*	1,626
146,100	Amylin Pharmaceuticals Inc.[1]*	4,332
95,125	Cephalon Inc.[1]*	6,243
116,400	Regeneron Pharmaceuticals, Inc.[1]*	2,361
32,300	ZymoGenetics Inc.[1]*	326

		14,888

CAPITAL MARKETS—2.3%
194,100	Invesco Ltd. (BM)	5,283
218,606	MF Global Ltd.*	6,569

		11,852

CHEMICALS—2.5%
99,800	FMC Corp.	5,305
210,490	Hercules Inc.	3,690
79,400	Terra Industries Inc.[1]*	3,579

		12,574

COMMERCIAL SERVICES & SUPPLIES—2.2%
238,100	Covanta Holding Corp.[1]*	6,045
110,763	Mine Safety Appliances Company[1]	4,943

		10,988

COMMUNICATIONS EQUIPMENT—0.9%
150,200	NICE Systems Ltd. ADR[2]*	4,598

COMPUTERS & PERIPHERALS—1.1%
248,900	Network Appliance Inc.*	5,779

CONTAINERS & PACKAGING—2.4%
86,550	Owens-Illinois Inc.*	4,363
612,872	Rexam plc (UK)	5,103
104,400	Sealed Air Corp.[1]	2,730

		12,196

DISTRIBUTORS—0.8%
225,560	LKQ Corp.[1]*	4,035

DIVERSIFIED CONSUMER SERVICES—1.1%
60,500	ITT Educational Services Inc.[1]*	5,527

ELECTRICAL EQUIPMENT—1.9%
57,200	SunPower Corp.[1]*	3,952
107,400	Suntech Power Holdings Co. Ltd. ADR (CHN)[1,2]*	5,878

		9,830

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.1%
253,000	FLIR Systems Inc.[1]*	7,661
749,800	Kingboard Chemical Holdings Ltd. (HK)	3,106

		10,767

ENERGY EQUIPMENT & SERVICES—1.0%
118,000	Noble Corp.	5,165

FOOD & STAPLES RETAILING—1.3%
201,200	BJ’s Wholesale Club Inc.[1]*	6,527

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

HEALTH CARE EQUIPMENT & SUPPLIES—3.1%
180,800	Hologic Inc.[1]*	$11,637
130,300	Mindray Medical International Ltd. Cl. A Sponsord ADR (CHN)[1,2]	4,443

		16,080

HEALTH CARE PROVIDERS & SERVICES—1.9%
83,000	Coventry Health Care Inc.*	4,696
109,100	Health Net Inc.*	5,072

		9,768

HOTELS, RESTAURANTS & LEISURE—0.6%
64,600	Ctrip.com International Ltd. ADR[2]	2,950

HOUSEHOLD DURABLES—3.6%
319,800	Jarden Corp.[1]*	8,008
224,700	Newell Rubbermaid Inc.	5,420
97,300	Snap-on Inc.	4,779

		18,207

INTERNET SOFTWARE & SERVICES—3.1%
102,100	Digital River Inc.[1]*	3,829
79,800	Equinix Inc.[1]*	6,027
179,600	VeriSign Inc.[1]*	6,092

		15,948

IT SERVICES—4.6%
43,300	DST Systems Inc.[1]*	3,096
10,600	Global Payments Inc.	396
178,600	Iron Mountain Inc.[1]*	6,142
612,500	The Western Union Co.	13,720

		23,354

LIFE SCIENCES TOOLS & SERVICES—2.4%
114,200	Charles River Laboratories International Inc.*	7,092
113,800	Pharmaceutical Product Development Inc.	4,934

		12,026

MACHINERY—4.3%
85,600	Cummins Inc.	4,133
79,800	Flowserve Corp.	6,553
109,100	PACCAR Inc.[1]	5,119
162,900	Pall Corp.	6,009

		21,814

MEDIA—4.6%
125,500	DreamWorks Animation SKG Cl. A*	3,068
164,400	Focus Media Holding Ltd. ADR[1,2]*	7,899
227,200	Interactive Data Corp.	6,577
216,200	Marvel Entertainment Inc.[1]*	6,097

		23,641

METALS & MINING—3.9%
79,000	Freeport-McMoRan Copper & Gold Inc. CL B	7,033
224,900	Kinross Gold Corp. (CAN)[1]*	4,977
59,200	Steel Dynamics Inc.	3,087
46,700	United States Steel Corp.	4,769

		19,866

MULTILINE RETAIL—2.1%
15,678,700	Bosideng International Holdings Ltd. (HK)*	4,203
139,200	Kohl’s Corp.*	6,353

		10,556

COMMON STOCKS—Continued

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—9.1%
171,600	Arch Coal Inc.	$7,550
176,900	Cameco Corp. (CAN)	5,988
203,400	Chesapeake Energy Corp.[1]	7,573
101,000	CONSOL Energy Inc.	7,373
85,900	EOG Resources Inc.[1]	7,516
104,100	Forest Oil Corp.*	4,707
93,500	Ultra Petroleum Corp.[1]*	6,433

		47,140

PHARMACEUTICALS—3.9%
85,300	Auxilium Pharmaceuticals Inc.[1]*	2,917
96,250	Barr Pharmaceuticals Inc.*	5,024
206,777	Elan Corp. plc ADR (IE)[2]*	5,254
304,900	Shionogi & Co. Ltd. (JP)	5,734
53,500	The Medicines Co.[1]*	916

		19,845

ROAD & RAIL—0.5%
54,300	Con-way Inc.	2,644

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.9%
406,400	Marvell Technology Group Ltd.*	4,825
83,900	MEMC Electronic Materials Inc.*	5,995
163,250	NVIDIA Corp.*	4,014

		14,834

SOFTWARE—10.1%
134,400	Activision Inc.*	3,477
60,890	Autodesk Inc.*	2,506
140,500	BMC Software, Inc.*	4,502
169,700	Citrix Systems Inc.*	5,875
202,500	Electronic Arts Inc.*	9,592
185,000	McAfee Inc.*	6,227
22,500	MICROS Systems Inc.*	1,386
160,700	Net 1 UEPS Technologies Inc.*	4,609
354,300	Nuance Communications Inc.[1]*	5,630
116,900	THQ Inc.[1]*	2,105
70,253	Ubisoft Entertainment SA (FR)*	6,301

		52,210

SPECIALTY RETAIL—2.3%
198,100	Dick’s Sporting Goods Inc.[1]*	6,448
286,700	The Gap Inc.	5,482

		11,930

TEXTILES, APPAREL & LUXURY GOODS—2.3%
113,120	Fossil Inc.[1]*	3,844
140,300	Liz Claiborne Inc.[1]	3,071
396,900	Peace Mark (Holdings) Ltd. (HK)	458
71,280	Tod’s Spa (IT)	4,188

		11,561

THRIFTS & MORTGAGE FINANCE—0.1%
31,500	Sovereign Bancorp Inc.	412

TRADING COMPANIES & DISTRIBUTORS—0.9%
191,900	Aircastle Ltd.[1]	4,717

TOTAL COMMON STOCKS (Cost $459,736)		465,133

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—28.2%
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$29,235	Repurchase Agreement with Bank of America dated January 31, 2008 due February 1, 2008 at 1.650% collateralized by U.S. Treasury Bills (market value $29,968)	$29,235

Shares
SECURITIES LENDING COLLATERAL
115,091,130	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 5.260%)	115,091

TOTAL SHORT-TERM INVESTMENTS (Cost $144,326)		144,326

TOTAL INVESTMENTS—119.2% (Cost $604,062)		609,459

CASH AND OTHER ASSETS, LESS LIABILITIES—(19.2)%		(98,407)

TOTAL NET ASSETS—100.0%		$511,052

*	Non-income producing security.

1	A portion or all of this security was out on loan at January 31, 2008.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

(BM)	Bermuda.

(CAN)	Canada.

(CHN)	China.

(FR)	France.

(HK)	Hong Kong.

(IE)	Ireland.

(IT)	Italy.

(JP)	Japan.

(UK)	United Kingdom.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.4%)

COMMON STOCKS—98.6%

Shares		Value (000s)

AIRLINES—0.6%
106,894	Allegiant Travel Co.	$3,344

BIOTECHNOLOGY—11.4%
366,100	Alexion Pharmaceuticals Inc.*	23,914
840,900	Human Genome Sciences Inc.*	4,692
435,100	OSI Pharmaceuticals Inc.*	17,352
86,500	United Therapeutics Corp.	7,264
439,800	Vanda Pharmaceuticals Inc.	1,878
293,600	Vertex Pharmaceuticals Inc.*	5,978

		61,078

BUILDING PRODUCTS—1.0%
318,200	Apogee Enterprises Inc.	5,553

COMMERCIAL BANKS—1.7%
272,500	Signature Bank*	9,131

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—2.1%
443,300	GEO Group Inc.	$10,604
35,000	Knoll Inc.	467

		11,071

COMMUNICATIONS EQUIPMENT—3.1%
437,400	Polycom Inc.*	11,044
243,300	Riverbed Technology Inc.	5,438

		16,482

CONSTRUCTION & ENGINEERING—1.2%
183,600	Perini Corp.	6,417

DIVERSIFIED CONSUMER SERVICES—3.5%
11,700	American Public Education Inc.	461
510,179	Corinthian Colleges Inc.	4,311
125,900	New Oriental Education & Technology Group Inc. ADR[1]*	7,132
993,000	Stewart Enterprises Inc. Cl. A	7,070

		18,974

ELECTRICAL EQUIPMENT—1.4%
164,900	Acuity Brands Inc.	7,505

ENERGY EQUIPMENT & SERVICES—9.7%
596,500	Complete Production Services Inc.*	9,484
199,210	Exterran Holdings Inc.	12,996
163,700	NATCO Group Inc. Cl. A	7,494
357,900	Oil States International Inc.*	12,548
236,300	Superior Energy Services Inc.*	9,473

		51,995

FOOD PRODUCTS—0.8%
545,000	Agria Corp. (CHN)	4,235

HEALTH CARE EQUIPMENT & SUPPLIES—4.6%
686,600	ev3 Inc.	6,008
365,507	Immucor Inc.*	10,541
133,300	Masimo Corp.	4,757
219,900	Palomar Medical Technologies Inc.*	3,171

		24,477

HEALTH CARE PROVIDERS & SERVICES—2.9%
331,000	Gentiva Health Services Inc.*	6,117
276,000	NightHawk Radiology Holdings Inc.*	4,388
288,900	Sun Healthcare Group Inc.	4,978

		15,483

HOTELS, RESTAURANTS & LEISURE—3.9%
703,528	Texas Roadhouse Inc.*	8,492
333,300	WMS Industries Inc.	12,465

		20,957

INSURANCE—1.0%
186,000	Tower Group Inc.	5,435

INTERNET SOFTWARE & SERVICES—6.4%
711,100	CyberSource Corp.*	11,911
1,736,176	SkillSoft plc ADR[1]*	15,817
309,800	Websense Inc.	6,350

		34,078

IT SERVICES—3.2%
1,160,200	Sapient Corp.*	8,133
319,300	SRA International Inc.	8,758

		16,891

LIFE SCIENCES TOOLS & SERVICES—1.9%
146,200	Dionex Corp.	10,249

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MACHINERY—4.1%
406,404	Actuant Corp. Cl. A*	$11,107
356,108	RBC Bearings Inc.*	10,662

		21,769

METALS & MINING—1.1%
389,500	Horsehead Holding Corp.*	5,839

OIL, GAS & CONSUMABLE FUELS—5.5%
160,200	Aegean Marine Petroleum Network Inc. (GRC)	5,237
178,900	Foundation Coal Holdings Inc.	9,356
257,350	Quicksilver Resources Inc.*	14,625

		29,218

PERSONAL PRODUCTS—3.2%
722,800	Bare Escentuals Inc.	17,232

PHARMACEUTICALS—2.9%
1,263,200	Adolor Corp.	5,091
602,300	Santarus Inc.	1,343
539,200	The Medicines Co.*	9,231

		15,665

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.0%
416,700	DiamondRock Hospitality Co.	5,480

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.9%
735,700	AMIS Holdings Inc.	5,378
383,650	ATMI Inc.*	10,089
1,455,000	PMC-Sierra Inc.*	6,824
159,873	Power Integrations Inc.	4,074

		26,365

SOFTWARE—11.6%
526,419	Informatica Corp.*	10,165
369,673	Net 1 UEPS Technologies Inc.*	10,602
1,205,900	Nuance Communications Inc.*	19,162

COMMON STOCKS—Continued

Shares		Value (000s)

SOFTWARE—Continued
727,500	Quest Software Inc.*	$10,876
244,400	Solera Holdings Inc.*	5,570
263,773	Verint Systems Inc.*	4,880

		61,255

SPECIALTY RETAIL—0.7%
322,900	Bebe Stores Inc.	3,720

TEXTILES, APPAREL & LUXURY GOODS—1.7%
425,700	Iconix Brand Group Inc.	8,850

TRADING COMPANIES & DISTRIBUTORS—1.5%
414,000	Interline Brands Inc.*	8,223

TOTAL COMMON STOCKS (Cost $484,675)		526,971

SHORT-TERM INVESTMENTS—1.3%
(Cost $7,078)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$7,078	Repurchase Agreement with State Street Corp. dated January 31, 2008 due February 1, 2008 at 2.250% collateralized by Federal Home Loan Bank Notes (market value $7,223)	7,078

TOTAL INVESTMENTS—99.9% (Cost $491,753)		534,049

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		573

TOTAL NET ASSETS—100.0%		$534,622

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

(CHN)	China.

(GRC)	Greece.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Small Company Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.5%)

COMMON STOCKS—97.5%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.0%
10,513	LMI Aerospace Inc.	$212

AIR FREIGHT & LOGISTICS—1.4%
5,670	Atlas Air Worldwide Holdings Inc.	283

CAPITAL MARKETS—2.8%
6,540	FCStone Group Inc.*	290
29,000	Penson Worldwide Inc.	281

		571

COMMERCIAL BANKS—0.4%
9,986	Vineyard National Bancorp	78

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—3.2%
19,415	Cenveo Inc.	$302
7,600	GeoEye Inc.	266
17,885	On Assignment Inc.	99

		667

COMMUNICATIONS EQUIPMENT—3.2%
32,054	ARRIS Group Inc.*	282
14,980	Polycom Inc.*	378

		660

CONSUMER FINANCE—5.9%
12,135	Cash America International Inc.	394
29,480	EZCORP Inc. Cl. A	389
14,190	World Acceptance Corp.*	425

		1,208

DISTRIBUTORS—1.5%
17,310	LKQ Corp.*	310

DIVERSIFIED CONSUMER SERVICES—1.4%
20,935	INVESTools Inc.	286

ELECTRICAL EQUIPMENT—0.5%
7,092	Orion Energy Systems Inc.	93

ELECTRONIC EQUIPMENT & INSTRUMENTS—3.1%
21,600	RadiSys Corp.	293
34,956	TTM Technologies Inc.	356

		649

ENERGY EQUIPMENT & SERVICES—1.1%
5,470	Superior Energy Services Inc.*	219

FOOD & STAPLES RETAILING—1.8%
7,040	Central European Distribution Corp.*	370

HEALTH CARE EQUIPMENT & SUPPLIES—4.0%
17,705	AngioDynamics Inc.	359
8,365	Cynosure Inc.	208
11,090	Greatbatch Inc.	250

		817

HEALTH CARE PROVIDERS & SERVICES—6.8%
8,352	Bio-Reference Laboratories Inc.*	229
8,434	Genoptix Inc.*	314
11,260	inVentiv Health Inc.	370
17,200	PharMerica Corp.*	255
6,060	VCA Antech Inc.*	234

		1,402

HEALTH CARE TECHNOLOGY—1.9%
10,500	Phase Forward Inc.*	181
10,545	The TriZetto Group Inc.*	206

		387

HOTELS, RESTAURANTS & LEISURE—4.9%
16,875	Monarch Casino & Resort Inc.*	361
13,815	Scientific Games Corp. Cl. A*	329
27,295	Texas Roadhouse Inc.*	329

		1,019

HOUSEHOLD DURABLES—2.2%
17,880	Jarden Corp.*	448

Harbor Small Company Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

INSURANCE—2.3%
9,735	National Interstate Corp.	$277
3,280	Navigators Group Inc.*	189

		466

INTERNET SOFTWARE & SERVICES—9.4%
17,150	CyberSource Corp.*	287
26,430	DivX Inc.	377
27,650	Interwoven Inc.*	350
17,940	j2 Global Communications Inc.*	393
26,068	TheStreet.com Inc.	289
27,225	Website Pros Inc.	265

		1,961

LEISURE EQUIPMENT & PRODUCTS—2.0%
23,165	Callaway Golf Co.	415

LIFE SCIENCES TOOLS & SERVICES—1.3%
6,115	Kendle International Inc.	259

MACHINERY—5.1%
6,705	Actuant Corp. Cl. A*	183
31,010	Flow International Corp.	289
5,360	Hurco Co. Inc.*	196
4,091	Robbins & Myers Inc.	271
7,650	Twin Disc, Inc.	116

		1,055

MARINE—1.3%
13,995	Horizon Lines Inc.	263

MEDIA—1.0%
9,610	DG FastChannel	203

PHARMACEUTICALS—3.1%
21,500	Obagi Medical Products Inc.	320
13,752	Sciele Pharma Inc.	329

		649

ROAD & RAIL—1.1%
7,575	Old Dominion Freight Line Inc.	223

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.6%
13,890	Diodes Inc.*	321
20,045	Emcore Corp.	274
49,780	ON Semiconductor Corp.*	323
61,800	RF Micro Devices Inc.	200

COMMON STOCKS—Continued

Shares		Value (000s)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
5,530	Sigma Designs Inc.	$250
24,000	Silicon Motion Technology Corp. ADR[1]*	370
17,340	SiRF Technology Holdings Inc.*	265
20,840	Ultra Clean Holdings Inc.*	204

		2,207

SOFTWARE—2.6%
24,577	Radiant Systems Inc.	299
31,295	Smith Micro Software Inc.*	236

		535

SPECIALTY RETAIL—5.3%
11,010	Gymboree Corp.	421
13,675	Jos. A. Bank Clothiers Inc.*	372
15,065	Zumiez Inc.	290

		1,083

TEXTILES, APPAREL & LUXURY GOODS—5.3%
9,185	Crocs Inc.*	319
16,000	FGX International Holdings Ltd.*	162
20,625	Iconix Brand Group Inc.	429
9,545	Volcom Inc.*	193

		1,103

TOTAL COMMON STOCKS (Cost $21,625)		20,101

SHORT-TERM INVESTMENTS—2.6%
(Cost $530)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$530	Repurchase Agreement with State Street Corp. dated January 31, 2008 due February 1, 2008 at 2.250% collateralized by Federal Home Loan Mortgage Corp. (market value $541)	530

TOTAL INVESTMENTS—100.1% (Cost $22,155)		20,631

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(14)

TOTAL NET ASSETS—100.0%		$20,617

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.6%)

COMMON STOCKS—96.4%

Shares		Value (000s)

AEROSPACE & DEFENSE—4.4%
24,000	Boeing Co.	$1,996
50,600	General Dynamics Corp.	4,274
26,800	Lockheed Martin Corp.	2,892

		9,162

AIR FREIGHT & LOGISTICS—1.4%
40,800	United Parcel Service Inc. Cl. B	2,984

AIRLINES—0.9%
159,800	Cathay Pacific Airways Ltd. ADR[1]	1,782

BEVERAGES—1.4%
34,700	Diageo plc ADR[1]	2,801

CAPITAL MARKETS—3.9%
9,100	BlackRock Inc. Cl. A	2,012
8,700	Franklin Resources Inc.	907
33,500	Merrill Lynch & Co. Inc.	1,889
38,700	Morgan Stanley	1,913
68,900	The Blackstone Group L.P.*	1,264

		7,985

CHEMICALS—1.6%
24,600	Dow Chemical Co.	951
21,700	Monsanto Co.	2,440

		3,391

COMMERCIAL BANKS—5.9%
37,700	HSBC Holdings plc ADR[1]	2,834
84,800	U.S. Bancorp	2,879
51,700	Wachovia Corp.	2,013
129,400	Wells Fargo & Co.	4,401

		12,127

COMMUNICATIONS EQUIPMENT—2.4%
127,300	Corning Inc.*	3,064
26,800	Nokia Corp. Sponsored ADR[1]	990
23,300	QUALCOMM Inc.	988

		5,042

COMPUTERS & PERIPHERALS—1.6%
13,500	International Business Machines Corp.	1,449
89,000	Seagate Technology	1,804

		3,253

CONSTRUCTION MATERIALS—0.7%
14,100	Holcim Ltd.—Registered (SWS)	1,365

DIVERSIFIED FINANCIAL SERVICES—5.2%
100,400	Bank of America Corp.	4,453
88,000	Citigroup Inc.	2,483
79,100	JPMorgan Chase & Co.	3,761

		10,697

DIVERSIFIED TELECOMMUNICATION SERVICES—3.6%
106,600	AT&T Inc.	4,103
86,600	Verizon Communications Inc.	3,364

		7,467

ELECTRIC UTILITIES—5.7%
56,000	E.ON AG ADR[1]	3,447
37,300	Exelon Corp.	2,842
83,700	FPL Group Inc.	5,397

		11,686

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

ENERGY EQUIPMENT & SERVICES—2.5%
25,500	Baker Hughes Inc.	$1,656
30,200	Schlumberger Ltd.	2,279
10,759	Transocean Inc.	1,319

		5,254

FOOD & STAPLES RETAILING—1.6%
27,200	Costco Wholesale Corp.	1,848
42,500	Wal-Mart de Mexico SAB de CV ADR[1]	1,524

		3,372

FOOD PRODUCTS—1.0%
44,600	Archer Daniels Midland Co.	1,965

GAS UTILITIES—1.2%
43,000	Sempra Energy	2,404

HEALTH CARE EQUIPMENT & SUPPLIES—2.1%
91,300	Medtronic Inc.	4,252

HOTELS, RESTAURANTS & LEISURE—1.9%
22,600	Carnival Corp.	1,005
21,900	Starwood Hotels & Resorts Worldwide Inc. Cl. B	991
53,400	Yum! Brands Inc.	1,824

		3,820

HOUSEHOLD PRODUCTS—2.3%
71,700	Procter & Gamble Co.	4,729

INDUSTRIAL CONGLOMERATES—1.4%
79,500	General Electric Co.	2,815

INSURANCE—9.5%
57,000	ACE Ltd.	3,325
75,000	Aflac Inc.	4,600
63,600	Allstate Corp.	3,134
68,300	American International Group Inc.	3,767
176,700	HCC Insurance Holdings Inc.	4,923

		19,749

LEISURE EQUIPMENT & PRODUCTS—0.5%
52,000	Mattel Inc.	1,093

MACHINERY—0.9%
40,650	PACCAR Inc.	1,907

MEDIA—1.5%
26,600	Time Warner Inc.	419
87,700	Walt Disney Co.	2,625

		3,044

METALS & MINING—0.7%
42,700	Alcoa Inc.	1,413

MULTILINE RETAIL—0.8%
1,600	J.C. Penney Co. Inc.	76
41,200	Nordstrom Inc.	1,603

		1,679

COMMON STOCKS—Continued

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—10.7%
9,600	Apache Corp.	$916
32,800	Chevron Corp.	2,772
1,270,000	CNOOC Ltd. (HK)	1,775
36,100	ConocoPhillips	2,900
47,100	Devon Energy Corp.	4,003
51,000	Exxon Mobil Corp.	4,406
48,600	Petro-Canada	2,216
46,200	TOTAL SA (FR)	3,345

		22,333

PHARMACEUTICALS—6.2%
75,500	Abbott Laboratories	4,251
59,300	Johnson & Johnson	3,751
83,300	Pfizer Inc.	1,948
61,300	Teva Pharmaceutical Industries Ltd. ADR[1]	2,822

		12,772

REAL ESTATE INVESTMENT TRUSTS (REITs)—3.0%
13,900	Alexandria Real Estate Equities Inc.	1,365
32,500	British Land Co. plc (UK)	653
39,200	Corporate Office Properties Trust	1,256
17,200	ProLogis	1,021
9,200	Public Storage Inc.	720
12,400	Simon Property Group Inc.	1,108

		6,123

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
181,800	Hongkong Land Holdings Ltd. (HK)	854

ROAD & RAIL—0.3%
9,800	Norfolk Southern Corp.	533

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.9%
71,300	Intel Corp.	1,512
76,800	Microchip Technology Inc.	2,450

		3,962

SOFTWARE—1.4%
88,700	Microsoft Corp.	2,892

SPECIALTY RETAIL—1.6%
314,200	Carphone Warehouse Group plc (UK)	2,052
24,900	H&M Hennes & Mauritz Ab Series B (SW)	1,338

		3,390

TEXTILES, APPAREL & LUXURY GOODS—1.5%
49,900	Nike Inc. Cl. B	3,082

THRIFTS & MORTGAGE FINANCE—0.7%
44,900	Federal Home Loan Mortgage Corp.	1,365

TOBACCO—1.4%
39,000	Altria Group Inc.	2,957

WIRELESS TELECOMMUNICATION SERVICES—0.7%
24,400	America Movil SAB de C.V. Series L ADR[1]	1,462

TOTAL COMMON STOCKS (Cost $196,049)		198,963

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—3.2%
(Cost $6,611)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$6,611	Repurchase Agreement with State Street Corp. dated January 31, 2008 due February 1, 2008 at 2.250% collateralized by Federal Home Loan Bank Notes (market value $6,745)	$6,611

TOTAL INVESTMENTS—99.6% (Cost $202,660)		205,574

CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		899

TOTAL NET ASSETS—100.0%		$206,473

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

(FR)	France.

(HK)	Hong Kong.

(SW)	Sweden.

(SWS)	Switzerland.

(UK)	United Kingdom.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.9%)

COMMON STOCKS—98.1%

Shares		Value (000s)

AEROSPACE & DEFENSE—0.9%
4,700	Goodrich Corp.	$294
2,900	L-3 Communications Holdings Inc.	321

		615

AIRLINES—0.3%
4,400	Alaska Air Group Inc.[1]*	111
36,300	ExpressJet Holdings Inc.[1]*	99

		210

AUTO COMPONENTS—1.8%
30,700	American Axle & Manufacturing Holdings Inc.[1]	668
6,200	Autoliv Inc. (SW)[1]	310
9,000	Goodyear Tire & Rubber Co.*	227

		1,205

AUTOMOBILES—1.2%
19,900	Harley-Davidson Inc.[1]	808

BEVERAGES—0.9%
12,100	Coca-Cola Enterprises Inc.[1]	279
9,100	The Pepsi Bottling Group Inc.	317

		596

BUILDING PRODUCTS—1.8%
24,300	Lennox International Inc.[1]	903
13,300	Masco Corp.[1]	305

		1,208

CAPITAL MARKETS—0.1%
1,100	Bear Stearns Cos. Inc.[1]	99

CHEMICALS—6.2%
12,700	A. Schulman Inc.[1]	259
6,900	Eastman Chemical Co.[1]	456
15,900	Lubrizol Corp.	836
28,400	Olin Corp.[1]	582
9,900	PPG Industries Inc.	654
10,500	Rohm & Haas Co.[1]	560
22,000	Sensient Technologies Corp.[1]	584
15,100	Valspar Corp.[1]	302

		4,233

COMMERCIAL BANKS—6.1%
28,236	Banco Latinoamericano de Exportaciones S.A. (PA)	436
27,600	Comerica Inc.[1]	1,204
37,100	Fulton Financial Corp.[1]	468
26,300	Huntington Bancshares Inc.[1]	354
25,400	KeyCorp[1]	664
2,600	Popular Inc.[1]	35
7,181	Regions Financial Corp.[1]	181
16,300	UnionBanCal Corp.	800

		4,142

COMMERCIAL SERVICES & SUPPLIES—2.7%
18,000	IKON Office Solutions Inc.[1]	147
29,400	R.R. Donnelley & Sons Co.[1]	1,026
43,300	Steelcase Inc. Cl. A1	664

		1,837

COMPUTERS & PERIPHERALS—3.7%
16,100	Lexmark International Inc. Cl. A1	583
46,600	Seagate Technology[1]	945
28,100	Sun Microsystems Inc.	492
19,600	Western Digital Corp.[1]	518

		2,538

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

CONSUMER FINANCE—0.4%
8,551	Advanta Corp. Cl. B1	$85
15,900	AmeriCredit Corp.[1]*	212

		297

DIVERSIFIED FINANCIAL SERVICES—2.2%
31,200	CIT Group Inc.[1]	872
25,900	Financial Federal Corp.[1]	623

		1,495

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
6,500	CenturyTel Inc.	240

ELECTRIC UTILITIES—3.2%
10,200	American Electric Power Company Inc.	437
17,600	Pepco Holdings Inc.[1]	448
12,700	Pinnacle West Capital Corp.[1]	488
9,200	Progress Energy Inc.[1]	416
17,100	Westar Energy Inc.[1]	417

		2,206

ELECTRICAL EQUIPMENT—1.0%
19,200	A. O. Smith Corp.[1]	672

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.2%
55,300	KEMET Corp.[1]	288
27,700	Sanmina-SCI Corp.[1]*	43
11,300	Technitrol Inc.	256
23,300	Vishay Intertechnology Inc.*	244

		831

ENERGY EQUIPMENT & SERVICES—2.7%
54,400	Patterson-UTI Energy Inc.[1]	1,065
14,800	Tidewater Inc.[1]	784

		1,849

FOOD & STAPLES RETAILING—1.0%
21,600	SUPERVALU Inc.[1]	649

FOOD PRODUCTS—1.6%
28,600	Del Monte Foods Co.[1]	257
3,600	Pilgrim’s Pride Corp.[1]	88
14,400	Sanderson Farms Inc.[1]	484
200	Seaboard Corp.[1]	257

		1,086

GAS UTILITIES—2.5%
21,200	AGL Resources Inc.	802
7,600	Nicor Inc.[1]	312
6,400	ONEOK Inc.	301
8,300	WGL Holdings Inc.[1]	267

		1,682

HEALTH CARE PROVIDERS & SERVICES—0.9%
6,900	CIGNA Corp.	339
3,600	Kindred Healthcare Inc.[1]*	99
3,300	Universal Health Services Inc. Cl. B	156

		594

HOTELS, RESTAURANTS & LEISURE—1.3%
15,300	Brinker International Inc.[1]	285
11,900	Darden Restaurants Inc.[1]	337
38,700	Ruby Tuesday Inc.[1]	298

		920

COMMON STOCKS—Continued

Shares		Value (000s)

HOUSEHOLD DURABLES—6.4%
15,500	American Greetings Corp. Cl. A1	$318
5,000	Beazer Homes USA Inc.[1]	44
12,400	Black & Decker Corp.[1]	899
13,700	Blyth Inc.	299
33,100	Ethan Allen Interiors Inc.[1]	1,024
4,900	Furniture Brands International Inc.[1]	47
44,000	Leggett & Platt Inc.	837
9,800	Tupperware Brands Corp.[1]	363
5,900	Whirlpool Corp.[1]	502

		4,333

INSURANCE—13.8%
23,100	Aspen Insurance Holdings Ltd. (BM)[1]	652
9,700	Cincinnati Financial Corp.	374
14,800	Commerce Group Inc.	535
13,100	Everest Re Group Ltd.	1,332
42,800	Genworth Financial Inc. Cl. A	1,042
17,300	Horace Mann Educators Corp.[1]	318
23,100	IPC Holdings Ltd. (BM)	594
10,600	LandAmerica Financial Group Inc.[1]	553
16,000	Lincoln National Corp.[1]	870
13,300	MBIA Inc.[1]	206
20,600	Nationwide Financial Services Inc. Cl. A1	910
3,900	Principal Financial Group[1]*	232
5,600	Protective Life Corp.	223
23,200	Safeco Corp.	1,238
5,800	StanCorp Financial Group Inc.	285

		9,364

IT SERVICES—1.4%
22,000	Computer Sciences Corp.[1]*	931

LEISURE EQUIPMENT & PRODUCTS—2.6%
6,200	Eastman Kodak Co.[1]	124
20,000	Hasbro Inc.[1]	519
18,600	Mattel Inc.[1]	391
17,700	Polaris Industries Inc.[1]	769

		1,803

MACHINERY—1.9%
6,000	Cummins Inc.	290
14,500	Parker Hannifin Corp.[1]	980

		1,270

MEDIA—1.9%
22,700	Belo Corp. Cl. A1	377
11,500	Gannett Inc.[1]	426
48,300	Journal Communications Inc. Cl. A1	398
12,000	Sinclair Broadcast Group Inc. Cl. A1	108
10,200	Westwood One Inc.[1]	16

		1,325

METALS & MINING—1.4%
5,600	Nucor Corp.	324
6,100	United States Steel Corp.[1]	623

		947

MULTI-UTILITIES—3.1%
9,500	Alliant Energy Corp.[1]	351
18,000	CenterPoint Energy Inc.[1]	288
10,500	DTE Energy Co.	448
20,700	NiSource Inc.[1]	393
31,200	Xcel Energy Inc.	648

		2,128

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MULTILINE RETAIL—0.2%
3,000	J.C. Penney Co. Inc.	$142

OFFICE ELECTRONICS—1.1%
48,000	Xerox Corp.*	739

OIL, GAS & CONSUMABLE FUELS—4.2%
4,900	Hess Corp.	445
10,100	Overseas Shipholding Group Inc.[1]	659
14,900	Sunoco Inc.	927
3,200	Swift Energy Co.[1]*	138
17,900	Tesoro Petroleum Corp.[1]*	699

		2,868

PAPER & FOREST PRODUCTS—1.6%
33,500	International Paper Co.[1]	1,080
700	MeadWestvaco Corp.	20

		1,100

PHARMACEUTICALS—2.6%
11,600	Forest Laboratories Inc.*	461
64,500	King Pharmaceuticals Inc.[1]	677
23,800	Mylan Pharmaceuticals Inc.[1]	355
14,500	Par Pharmaceutical Companies Inc.[1]	278

		1,771

REAL ESTATE INVESTMENT TRUSTS (REITs)—3.6%
23,300	Anthracite Capital Inc.[1]	175
10,800	Friedman, Billings, Ramsey Group Inc. Cl. A1	35
15,200	Hospitality Properties Trust[1]	516
51,100	HRPT Properties Trust[1]	406
23,900	Impac Mortgage Holdings Inc.[1]	35
16,800	Newcastle Investment Corp.[1]	210
10,900	Potlatch Corp.[1]	468
25,600	RAIT Investment Trust[1]	237
22,700	Sunstone Hotel Investors Inc.[1]	378

		2,460

ROAD & RAIL—0.7%
8,000	CSX Corp.	388
5,300	YRC Worldwide Inc.[1]	97

		485

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.0%
26,000	AMIS Holdings Inc.[1]	190
9,200	Analog Devices Inc.	261
10,800	Cymer Inc.[1]*	291
27,100	MKS Instruments Inc.[1]	504
12,400	Novellus Systems Inc.[1]*	295
64,300	RF Micro Devices Inc.[1]	208
37,400	Skyworks Solutions Inc.[1]	301

		2,050

COMMON STOCKS—Continued

Shares		Value (000s)

SPECIALTY RETAIL—1.6%
1,400	Barnes & Noble Inc.	$48
4,300	Borders Group Inc.[1]	48
11,800	Sherwin-Williams Co.[1]	675
7,700	Sonic Automotive Inc. Cl. A1	154
9,900	Stage Stores Inc.[1]	119
949	TravelCenters of America LLC[1]	14

		1,058

TEXTILES, APPAREL & LUXURY GOODS—0.6%
12,900	Jones Apparel Group Inc.[1]	217
5,300	Kellwood Co.[1]	106
5,300	Liz Claiborne Inc.[1]	116

		439

THRIFTS & MORTGAGE FINANCE—0.3%
4,200	IndyMac Bancorp Inc.[1]	34
8,400	MGIC Investment Corp.[1]	155
4,800	Radian Group Inc.[1]	44

		233

TOBACCO—1.3%
17,300	Universal Corp.[1]	862

TRADING COMPANIES & DISTRIBUTORS—0.7%
6,100	United Rentals Inc.	111
4,900	W.W. Grainger Inc.[1]	390

		501

TOTAL COMMON STOCKS (Cost $78,363)		66,821

SHORT-TERM INVESTMENTS—29.9%
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$968	Repurchase Agreement with State Street Corp. dated January 31, 2008 due February 1, 2008 at 2.250% collateralized by Federal Home Loan Bank Notes (market value $990)	968

Shares
SECURITIES LENDING COLLATERAL
19,421,044	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 5.260%)	19,421

TOTAL SHORT-TERM INVESTMENTS (Cost $20,389)		20,389

TOTAL INVESTMENTS—128.0% (Cost $98,752)		87,210

CASH AND OTHER ASSETS, LESS LIABILITIES—(28.0)%		(19,099)

TOTAL NET ASSETS—100.0%		$68,111

*	Non-income producing security.

1	A portion or all of this security was out on loan at January 31, 2008.

(BM)	Bermuda.

(PA)	Panama.

(SW)	Sweden.

The accompanying notes are an integral part of the portfolio of investments.

Harbor SMID Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 4.9%)

COMMON STOCKS—95.1%

Shares		Value (000s)

AUTO COMPONENTS—8.4%
4,150	American Axle & Manufacturing Holdings Inc.	$90
350	BorgWarner Inc.	18
4,250	Lear Corp.*	125

		233

CHEMICALS—0.5%
475	Sensient Technologies Corp.	13

COMMERCIAL BANKS—17.0%
1,225	City National Corp.	70
614	Commerce Bancshares Inc.	27
13,750	Popular Inc.	185
1,675	UnionBanCal Corp.	82
18,600	W Holding Co. Inc.	27
2,925	Whitney Holding Corp.	79

		470

COMMERCIAL SERVICES & SUPPLIES—2.6%
275	Avery Dennison Corp.	14
2,375	Deluxe Corp.	58

		72

COMPUTERS & PERIPHERALS—2.8%
24,800	Adaptec Inc.	77

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
12,625	Sanmina-SCI Corp.*	20

COMMON STOCKS—Continued

Shares		Value (000s)

FOOD PRODUCTS—5.5%
7,750	Del Monte Foods Co.	$70
2,950	Smithfield Foods Inc.	82

		152

HEALTH CARE EQUIPMENT & SUPPLIES—2.7%
1,875	The Cooper Companies Inc.	74

HEALTH CARE PROVIDERS & SERVICES—0.4%
250	Quest Diagnostics Inc.	12

HOTELS, RESTAURANTS & LEISURE—3.2%
2,175	Royal Caribbean Cruises Ltd.	87

HOUSEHOLD DURABLES—4.9%
1,000	Black & Decker Corp.	73
2,475	Jarden Corp.*	62

		135

INSURANCE—19.2%
8,550	AMBAC Financial Group Inc.	100
1,875	First American Corp.	82
7,725	MBIA Inc.	120
5,050	Old Republic International Corp.	75
1,350	Safeco Corp.	72
2,525	Stewart Information Services Corp.	86

		535

LEISURE EQUIPMENT & PRODUCTS—2.0%
2,325	Jakks Pacific Inc.	55

MACHINERY—4.5%
6,600	Blount International Inc.*	76
2,350	Briggs & Stratton Corp.	49

		125

MARINE—2.9%
1,725	Alexander & Baldwin Inc.	79

PAPER & FOREST PRODUCTS—2.5%
4,575	Louisiana-Pacific Corp.	70

ROAD & RAIL—2.5%
2,275	Arkansas Best Corp.	70

SPECIALTY RETAIL—5.6%
2,600	Group 1 Automotive Inc.	69
5,100	Rent-A-Center Inc.*	87

		156

TEXTILES, APPAREL & LUXURY GOODS—4.6%
3,900	K-Swiss Inc. Cl. A	71
725	V.F. Corp.	56

		127

TOBACCO—2.6%
1,425	Universal Corp.	71

TOTAL COMMON STOCKS (Cost $3,490)		2,633

Harbor SMID Value Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—4.2%
(Cost $116)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$116	Repurchase Agreement with State Street Corp. dated January 31, 2008 due February 1, 2008 at 2.250% collateralized by Federal Home Loan Mortgage Corp. (market value $119)	$116

TOTAL INVESTMENTS—99.3% (Cost $3,606)		2,749

CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		20

TOTAL NET ASSETS—100.0%		$2,769

*	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.6%)

COMMON STOCKS—98.4%

Shares		Value (000s)

AEROSPACE & DEFENSE—7.6%
818,400	AAR Corp.[1]*	$24,110
1,446,900	Hexcel Corp.[1]*	31,586
597,098	Moog Inc. Cl. A1*	27,490
407,200	Teledyne Technologies Inc.*	21,024

		104,210

AUTOMOBILES—0.5%
325,900	Winnebago Industries Inc.[1]	6,863

CAPITAL MARKETS—7.2%
295,466	Calamos Asset Management Inc. Cl. A1	6,447
917,673	Eaton Vance Corp.[1]	34,202
1,180,400	Jefferies Group Inc.[1]	23,868
1,199,068	Raymond James Financial Inc.[1]	33,682

		98,199

CHEMICALS—2.6%
593,500	Scotts Miracle-Gro Co. Cl. A1	23,170
634,800	Valspar Corp.[1]	12,715

		35,885

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL BANKS—2.3%
856,100	Pacific Capital Bancorp[1]	$18,406
738,000	Sterling Financial Corp.[1]	13,129

		31,535

COMMERCIAL SERVICES & SUPPLIES—3.4%
338,202	Administaff Inc.[1]	10,149
2,019,900	Allied Waste Industries Inc.[1]*	19,897
507,838	School Specialty Inc.[1]*	16,484

		46,530

COMMUNICATIONS EQUIPMENT—1.1%
1,771,319	ARRIS Group Inc.[1]*	15,570

CONSTRUCTION & ENGINEERING—3.2%
440,000	Granite Construction Inc.	16,751
604,900	URS Corp.*	26,555

		43,306

CONSTRUCTION MATERIALS—0.8%
972,661	Headwaters Inc.[1]*	10,962

CONSUMER FINANCE—1.9%
540,662	Cash America International Inc.[1]	17,577
75,300	Student Loan Corp.[1]	8,917

		26,494

ELECTRONIC EQUIPMENT & INSTRUMENTS—8.7%
892,002	Checkpoint Systems Inc.[1]*	21,194
1,953,836	FLIR Systems Inc.[1]*	59,163
440,511	Itron Inc.[1]*	36,298
1,265,200	Sanmina-SCI Corp.*	1,986

		118,641

GAS UTILITIES—1.8%
526,400	ONEOK Inc.	24,741

HEALTH CARE PROVIDERS & SERVICES—7.6%
409,500	Amedisys Inc.[1]*	17,457
794,700	AMERIGROUP Corp.*	29,817
563,562	Healthways Inc.[1]*	31,728
871,500	Sunrise Senior Living Inc.[1]*	25,021

		104,023

HOTELS, RESTAURANTS & LEISURE—2.5%
748,998	Brinker International Inc.[1]	13,939
910,291	Sonic Corp.[1]*	20,190

		34,129

HOUSEHOLD DURABLES—3.4%
996,096	Hovnanian Enterprises Inc. Cl. A1*	9,851
655,500	Meritage Homes Corp.[1]*	10,521
536,800	Snap-on Inc.	26,368

		46,740

INSURANCE—7.4%
563,197	Delphi Financial Group Inc.[1]	17,673
800,099	Philadelphia Consolidated Holding Corp.*	28,644
526,400	Protective Life Corp.	20,919
678,200	State Auto Financial Corp.[1]	18,942
459,800	United Fire & Casualty Co.[1]	15,348

		101,526

IT SERVICES—2.5%
772,600	Global Payments Inc.	28,896
932,100	MoneyGram International Inc.[1]	4,977

		33,873

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

LIFE SCIENCES TOOLS & SERVICES—6.1%
434,500	Covance Inc.*	$36,133
1,082,986	Pharmaceutical Product Development Inc.	46,958

		83,091

MACHINERY—12.2%
577,300	Bucyrus International Inc. Cl. A1	53,521
680,800	Harsco Corp.	38,751
714,350	Joy Global Inc.	45,040
972,800	Timken Co.	29,408

		166,720

MULTI-UTILITIES—1.1%
784,800	PNM Resources Inc.	15,162

OIL, GAS & CONSUMABLE FUELS—7.1%
1,497,600	Cabot Oil & Gas Corp.[1]	57,942
519,200	Swift Energy Co.[1]*	22,403
608,900	W&T Offshore Inc.[1]	17,226

		97,571

PHARMACEUTICALS—1.3%
342,750	Barr Pharmaceuticals Inc.*	17,888

SPECIALTY RETAIL—1.1%
776,200	Aaron Rents Inc. Cl. B1	14,841

TEXTILES, APPAREL & LUXURY GOODS—2.1%
695,300	Phillips-Van Heusen Corp.	29,300

THRIFTS & MORTGAGE FINANCE—1.9%
939,150	Astoria Financial Corp.[1]	25,526

COMMON STOCKS—Continued

Shares		Value (000s)

TRADING COMPANIES & DISTRIBUTORS—1.0%
382,484	Watsco Inc.[1]	$14,106

TOTAL COMMON STOCKS (Cost $1,143,463)		1,347,432

SHORT-TERM INVESTMENTS—28.3%
Principal Amount (000s)
REPURCHASE AGREEMENTS
$19,269	Repurchase Agreement with State Street Corp. dated January 31, 2008 due February 1, 2008 at 2.250% collateralized by Federal Home Loan Bank Notes (market value $19,655)	19,269

Shares
SECURITIES LENDING COLLATERAL
367,806,241	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 5.260%)	367,806

TOTAL SHORT-TERM INVESTMENTS (Cost $387,075)		387,075

TOTAL INVESTMENTS—126.7% (Cost $1,530,538)		1,734,507

CASH AND OTHER ASSETS, LESS LIABILITIES—(26.7)%		(365,704)

TOTAL NET ASSETS—100.0%		$1,368,803

*	Non-income producing security.

1	A portion or all of this security was out on loan at January 31, 2008.

The accompanying notes are an integral part of the portfolio of investments.

Harbor International Fund

PORTFOLIO OF INVESTMENTS—January 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 4.3%)

COMMON STOCKS—86.2%

Shares		Value (000s)

AIRLINES—4.5%
4,453,300	Air France-KLM SA (FR)	$124,238
38,096,000	All Nippon Airways Co. Ltd. (JP)	152,019
111,618,000	Cathay Pacific Airways Ltd. (HK)	249,883
9,556,737	Deutsche Lufthansa AG—Registered (GER)	229,121
101,664,000	Japan Airlines Corp. (JP)*	249,388
12,859,540	Singapore Airlines Ltd. (SGP)	141,646

		1,146,295

AUTO COMPONENTS—2.0%
2,044,406	Continental AG (GER)	212,272
3,058,534	Michelin (CGDE) Cl. B (FR)	295,171

		507,443

BEVERAGES—1.7%
21,426,693	Diageo plc (UK)	432,522

BUILDING PRODUCTS—2.7%
16,622,000	Asahi Glass Co. Ltd. (JP)	209,110
12,033,608	ASSA ABLOY Ab Series B (SW)	210,576
3,407,319	Compagnie de Saint-Gobain (FR)	266,631

		686,317

CAPITAL MARKETS—2.6%
19,921,400	Nomura Holdings Inc. (JP)	291,162
8,833,335	UBS AG (SWS)	366,971

		658,133

CHEMICALS—2.2%
4,306,472	Linde AG (GER)	561,927

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL BANKS—11.8%
21,175,118	Banco Santander Central Hispano SA—Registered (SP)	$372,421
3,329,000	BNP Paribas (FR)	330,217
12,365,268	Commerzbank AG (GER)	375,608
20,807,000	DBS Group Holdings Ltd. (SGP)	259,591
4,710,834	Erste Bank der oesterreichischen Sparkassen AG (AUT)	256,187
62,800,000	Malayan Banking Berhad (MAL)	230,716
28,950,000	Mitsubishi UFJ Financial Group Inc. (JP)	286,937
11,463,321	Standard Chartered plc (UK)	384,404
43,179,000	Sumitomo Trust and Banking Co. Ltd. (JP)	277,980
19,178,127	United Overseas Bank Ltd. (SGP)	238,481

		3,012,542

COMMUNICATIONS EQUIPMENT—0.2%
26,699,984	Ericsson (LM) Tel Ab Series B (SW)	60,795

CONSTRUCTION MATERIALS—1.3%
3,431,034	Holcim Ltd.— Registered (SWS)	335,098

CONSUMER FINANCE—1.1%
1,575,250	ORIX Corp. (JP)	272,025

DIVERSIFIED FINANCIAL SERVICES—2.2%
7,097,158	ING Groep NV (NET)	231,239
15,907,905	Investor Ab Cl. B (SW)	318,944

		550,183

DIVERSIFIED TELECOMMUNICATION SERVICES—2.6%
7,363,000	France Telecom SA (FR)	259,677
14,174,500	Telefonica SA (SP)	414,371

		674,048

ELECTRICAL EQUIPMENT—4.5%
31,765,918	ABB Ltd. (SWS)	794,510
2,994,117	Schneider Electric SA (FR)	346,337

		1,140,847

FOOD PRODUCTS—3.4%
33,070,645	Cadbury Schweppes plc (UK)	365,955
1,136,110	Nestle SA—Registered (SWS)	508,631

		874,586

HOTELS, RESTAURANTS & LEISURE—3.1%
4,785,690	Accor SA (FR)	367,063
132,000,000	Genting Berhad (MAL)	300,655
111,000,000	Resorts World Berhad (MAL)	135,088

		802,806

HOUSEHOLD DURABLES—1.1%
5,994,500	Sony Corp. (JP)	283,185

INDUSTRIAL CONGLOMERATES—0.9%
62,139,047	Sime Darby Bhd (MAL)	226,624

INSURANCE—3.4%
1,644,548	Allianz AG—Registered (GER)	293,112
13,373,572	AXA (FR)	459,346
29,879,000	China Life Insurance Co. Ltd. (CHN)	107,591

		860,049

MACHINERY—2.9%
13,557,831	Atlas Copco Ab (SW)	194,354
4,055,400	Fanuc Ltd. (JP)	359,924
9,669,000	SKF AB (SW)	174,339

		728,617

MARINE—1.0%
25,870	A.P. Moller Maersk A/S Series B (DEN)	256,262

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MEDIA—0.9%
6,913,802	JCDecaux SA (FR)	$225,228

METALS & MINING—5.7%
2,043,273	Anglo American plc (UK)	112,903
8,825,108	Anglo American plc ADR (UK)[1]	244,191
2,384,870	AngloGold Ashanti Ltd. ADR (S. AFR)[1]	99,139
17,271,505	BHP Billiton (AUS)	522,283
16,737,000	Norsk Hydro ASA (NOR)	200,543
2,744,662	Rio Tinto plc—Registered (UK)	274,801

		1,453,860

OFFICE ELECTRONICS—1.2%
6,951,100	Canon Inc. (JP)	294,678

OIL, GAS & CONSUMABLE FUELS—7.8%
18,735,829	BG Group plc (UK)	413,353
28,870,891	BP plc (UK)	307,706
159,536,000	China Petroleum & Chemical Corp (Sinopec Corp.) (CHN)	167,855
8,238,607	Eni SpA (IT)	266,374
1,217,000	Neste Oil Corp. (FIN)	39,079
1,253,437	Royal Dutch Shell plc Cl. A (UK)	44,937
2,558,228	Royal Dutch Shell plc Cl. A (NET)	91,498
2,377,600	Royal Dutch Shell plc Cl. A ADR (NET)[1]	169,784
7,077,629	Statoil ASA (NOR)	186,362
4,196,604	TOTAL SA (FR)	305,422

		1,992,370

PAPER & FOREST PRODUCTS—1.4%
5,010,250	Aracruz Celulose SA ADR (BR)[1]	359,786

PERSONAL PRODUCTS—2.6%
2,321,769	L’Oreal SA (FR)	286,378
15,787,000	Shiseido Co. Ltd. (JP)	372,728

		659,106

PHARMACEUTICALS—4.5%
3,938,503	Novartis AG—Registered (SWS)	199,538
8,968,834	Novo Nordisk A/S Series B (DEN)	565,847
2,080,510	Roche Holding Ltd. (SWS)	377,761

		1,143,146

REAL ESTATE INVESTMENT TRUSTS—0.6%
634,000	Unibail-Rodamco Company (FR)	150,448

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.4%
22,025,000	Cheung Kong Holdings Ltd. (HK)	357,128

TEXTILES, APPAREL & LUXURY GOODS—1.3%
5,736,872	Compagnie Financiere Richemont AG Cl. A (SWS)	328,181
10,835,055	Nova America SA (BR)*	—	[a]

		328,181

THRIFTS & MORTGAGE FINANCE—0.5%
1,900,000	Housing Development Finance Corp. (IND)	138,482

TOBACCO—1.5%
7,130,384	British American Tobacco plc (UK)	255,429
2,565,000	Imperial Tobacco Group PLC (UK)	125,467

		380,896

TRANSPORTATION INFRASTRUCTURE—0.5%
1,641,975	Fraport AG Frankfurt Airport Services Worldwide (GER)	123,743

COMMON STOCKS—Continued

Shares		Value (000s)

WIRELESS TELECOMMUNICATION SERVICES—1.1%
18,008,500	China Mobile (Hong Kong) Ltd. (HK)	$266,200
45,069	China Mobile (Hong Kong) Ltd. ADR (HK)[1]	3,407

		269,607

TOTAL COMMON STOCKS (Cost $15,200,132)		21,946,963

PREFERRED STOCKS—9.5%
COMMERCIAL BANKS—3.0%
17,389,536	Banco Bradesco SA (BR)	461,974
240,399	Banco Bradesco SA—Rights (BR)	545
13,392,000	Banco Itau Holding Financeira SA ADR (BR)[1]	311,766

		774,285

METALS & MINING—2.1%
21,394,000	Companhia Vale do Rio Doce Cl. A (BR)	544,519

OIL, GAS & CONSUMABLE FUELS—3.9%
21,698,600	Petroleo Brasileiro SA—PETROBRAS (BR)	991,795

PAPER & FOREST PRODUCTS—0.5%
7,636,700	Companhia Suzano de Papel e Celulose (BR)	116,353

TEXTILES, APPAREL & LUXURY GOODS—0.0%
1,056,355	Nova America SA (BR)*	—	[a]

Total PREFERRED STOCKS (Cost $634,691)		2,426,952

SHORT-TERM INVESTMENTS—4.2%
Principal Amount (000s)
COMMERCIAL PAPER
	American Express Credit Corp.
$77,056	3.000%—02/08/2008-02/15/2008	77,056
39,370	3.100%—02/08/2008	39,370
40,175	3.700%—02/01/2008	40,175
41,911	3.750%—02/05/2008	41,911
93,511	3.800%—02/01/2008-02/04/2008	93,511

		292,023

	Citigroup Funding LLC
39,370	2.750%—02/11/2008	39,370
262,437	3.000%—02/01/2008-02/20/2008	262,437

		301,807

	General Electric Capital Corp.
42,338	2.900%—02/19/2008	42,338
42,338	2.950%—02/14/2008	42,338
47,572	3.000%—02/06/2008	47,572
35,411	3.050%—02/19/2008	35,411
41,647	3.100%—02/11/2008	41,647
41,911	3.980%—02/06/2008	41,911

		251,217

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)

COMMERCIAL PAPER—Continued
	Prudential Funding LLC
$116,426	3.000%—02/07/2008-02/14/2008	$116,426
47,573	3.100%—02/07/2008	47,573
80,350	3.950%—02/04/2008-02/05/2008	80,350

		244,349

TOTAL SHORT-TERM INVESTMENTS (Cost $1,089,396)		1,089,396

TOTAL INVESTMENTS—99.9% (Cost $16,924,219)		$25,463,311

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		29,056

TOTAL NET ASSETS—100.0%		$25,492,367

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

a	Fair valued by Harbor Funds’ Valuation Committee.

The accompanying notes are an integral part of the portfolio of investments.

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2008 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 2.6%)

COMMON STOCKS—97.4%

Shares		Value (000s)

AEROSPACE & DEFENSE—0.5%
88,363	MTU Aero Engines Holding AG—Registered (GER)	$4,737

AUTO COMPONENTS—4.1%
356,719	Continental AG (GER)	37,038

BEVERAGES—2.2%
348,625	Heineken NV (NET)	19,600

BIOTECHNOLOGY—2.4%
175,745	Actelion Ltd.—Registered (SWS)*	8,787
414,672	CSL Ltd. (AUS)	12,981

		21,768

BUILDING PRODUCTS—1.0%
197,477	Daikin Industries Ltd. (JP)	8,941

CAPITAL MARKETS—1.6%
203,546	Julius Baer Holding Ltd. (SWS)	14,298

CHEMICALS—6.7%
226,902	Bayer AG (GER)	18,617
124,295	Johnson Matthey plc (UK)	4,627
187,212	Lonza Group Ltd.—Registered (SWS)	24,027
95,032	Potash Corporation of Saskatchewan Inc. (CAN)	13,388

		60,659

COMMERCIAL BANKS—8.3%
493,420	Credit Suisse Group (SWS)	28,094
304,115	ICICI Bank Ltd. ADR (IND)[1]	18,478
1,260,877	Man Group plc (UK)	13,882
113,767	Unibanco Holdings SA GDR (BR)[2]	14,881

		75,335

COMMON STOCKS—97.4%

Shares		Value (000s)

COMMUNICATIONS EQUIPMENT—2.5%
246,209	Research In Motion Ltd. (CAN)*	$23,114

COMPUTERS & PERIPHERALS—0.5%
696,000	Fujitsu Ltd. (JP)	4,548

CONSTRUCTION MATERIALS—3.1%
284,295	Holcim Ltd.—Registered (SWS)	27,766

DIVERSIFIED FINANCIAL SERVICES—2.0%
1,246,600	Bovespa Holding SA (BR)*	18,214

DIVERSIFIED TELECOMMUNICATION SERVICES—2.0%
616,313	Telefonica SA (SP)	18,017

ELECTRIC UTILITIES—3.5%
265,533	Electricite de France (FR)	27,694
90,865	Public Power Corporation SA (GRC)	4,261

		31,955

ELECTRICAL EQUIPMENT—3.2%
560,704	ABB Ltd. (SWS)	14,024
46,130	ALSTOM (FR)	9,315
62,805	Vestas Wind Systems A/S (DEN)	6,100

		29,439

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
849,000	Hon Hai Precision Industry Co. Ltd. (TWN)	4,558

ENERGY EQUIPMENT & SERVICES—1.1%
40,960	Cie Generale de Geophysique-Veritas (FR)	9,581

FOOD & STAPLES RETAILING—4.0%
4,367,532	Tesco plc (UK)	36,511

FOOD PRODUCTS—4.5%
224,006	Groupe Danone (FR)	18,105
50,666	Nestle SA—Registered (SWS)	22,683

		40,788

HOTELS, RESTAURANTS & LEISURE—4.2%
180,616	Accor SA (FR)	13,853
168,544	Las Vegas Sands Corp. (US)*	14,776
3,134,000	Shangri-La Asia Ltd. (HK)	9,370

		37,999

HOUSEHOLD DURABLES—1.0%
528,963	Gafisa SA (BR)	8,931

HOUSEHOLD PRODUCTS—1.5%
262,367	Reckitt Benckiser plc (UK)	13,743

INTERNET SOFTWARE & SERVICES—0.5%
16,807	Baidu.com Inc. Sponsored ADR (CHN)[1]*	4,705

IT SERVICES—0.6%
380,000	Redecard SA (BR)	5,509

MACHINERY—0.7%
209,562	GEA Group AG (GER)	6,476

MEDIA—5.8%
2,382,944	British Sky Broadcasting Group plc (UK)	26,180
610,479	Grupo Televisa SA de CV ADR (MEX)[1]	13,608
393,311	JCDecaux SA (FR)	12,813

		52,601

METALS & MINING—1.1%
98,697	Rio Tinto plc—Registered (UK)	9,882

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MULTI-UTILITIES—3.2%
347,907	Veolia Environnement SA (FR)	$28,617

MULTILINE RETAIL—1.5%
95,307	PPR SA (FR)	13,414

OIL, GAS & CONSUMABLE FUELS—5.4%
6,247,300	CNOOC Ltd. (HK)	8,782
361,264	Petroleo Brasileiro SA—PETROBRAS ADR (BR)[1]	40,150

		48,932

PHARMACEUTICALS—2.4%
90,742	Roche Holding Ltd. (SWS)	16,476
108,973	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	5,017

		21,493

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
1,922,000	CapitaLand Ltd. (SGP)	8,139

ROAD & RAIL—0.5%
460,242	All America Latina Logistica SA (BR)	4,971

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.1%
30,590	Samsung Electronics Co. Ltd. (S. KOR)	19,489

SOFTWARE—2.4%
42,900	Nintendo Co. Ltd. (JP)	21,694

SPECIALTY RETAIL—2.2%
698,000	Esprit Holdings Ltd. (HK)	9,063
100,800	Yamada Denki Co. Ltd. (JP)	10,797

		19,860

TRADING COMPANIES & DISTRIBUTORS—1.4%
1,832,000	Marubeni Corp. (JP)	12,778

COMMON STOCKS—Continued

Shares		Value (000s)

TRANSPORTATION INFRASTRUCTURE—0.5%
856,000	China Merchants Holdings Co. Ltd. (HK)	$4,187

WIRELESS TELECOMMUNICATION SERVICES—5.8%
308,611	America Movil SAB de C.V. Series L ADR (MEX)[1]	18,489
889,000	China Mobile (Hong Kong) Ltd. (HK)	13,141
991,841	MTN Group Ltd. (S. AFR)	15,828
128,386	Rogers Communications Inc. (CAN)	4,909

		52,367

TOTAL COMMON STOCKS (Cost $830,712)		882,654

SHORT-TERM INVESTMENTS—4.0%
(Cost $36,421)
Principal Amount (000s)
REPURCHASE AGREEMENTS—4.0%
$36,421	Repurchase Agreement with State Street Corp. dated January 31, 2008 due February 1, 2008 at 2.250% collateralized by Federal Home Loan Bank Notes (market value $37,154)	36,421

TOTAL INVESTMENTS—101.4% (Cost $867,133)		919,075

CASH AND OTHER ASSETS, LESS LIABILITIES—(1.4)%		(12,365)

TOTAL NET ASSETS—100.0%		$906,710

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2008 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 2.5%)

COMMON STOCKS—97.5%

Shares		Value (000s)

AEROSPACE & DEFENSE—3.6%
55,025	Finmeccanica SpA (IT)	$1,644
23,925	Thales Group (FR)	1,387

		3,031

AUTO COMPONENTS—3.0%
10,925	Magna International Inc. Cl. A (CAN)	860
188,300	Sumitomo Rubber Industries Inc. (JP)	1,678

		2,538

AUTOMOBILES—1.0%
10,600	Hyundai Motor Co. (S. KOR)	835

BIOTECHNOLOGY—1.9%
34,050	Amgen Inc. (US)*	1,586

CAPITAL MARKETS—1.7%
22,350	Lehman Brothers Holdings Inc. (US)	1,434

CHEMICALS—1.8%
187,975	Clariant Ltd.—Registered (SWS)	1,505

COMMERCIAL BANKS—19.3%
79,891	Credit Agricole SA (FR)	2,459
59,400	DnB NOR ASA (NOR)	776
136,170	HSBC Holdings plc (UK)	2,043
21,591	Kookmin Bank (S. KOR)	1,420
390,900	Mitsubishi UFJ Financial Group Inc. (JP)	3,874
98,675	Popular Inc. (US)	1,335
296,555	Royal Bank of Scotland Group plc (UK)	2,286
247	Sumitomo Mitsui Financial Group Inc. (JP)	1,982

		16,175

COMMERCIAL SERVICES & SUPPLIES—1.6%
629,350	Rentokil Initial plc (UK)	1,360

COMMUNICATIONS EQUIPMENT—2.4%
304,575	Alcatel-Lucent (FR)	1,900
16,338	Alcatel-Lucent ADR (FR)[1]	103

		2,003

COMMON STOCKS—Continued
Shares		Value (000s)

CONSUMER FINANCE—3.4%
52,475	Capital One Financial Corp. (US)	$2,876

CONTAINERS & PACKAGING—2.3%
311,300	Amcor Ltd. (AUS)	1,939

DIVERSIFIED FINANCIAL SERVICES—6.2%
28,900	Bank of America Corp. (US)	1,282
79,515	Citigroup Inc. (US)	2,244
51,205	ING Groep NV (NET)	1,668

		5,194

ELECTRIC UTILITIES—1.4%
22,100	Korea Electric Power Corp. (S. KOR)	889
7,025	Public Power Corporation SA (GRC)	330

		1,219

ELECTRICAL EQUIPMENT—2.1%
3,696,000	Johnson Electric Holdings Ltd. (HK)	1,793

FOOD & STAPLES RETAILING—3.8%
63,325	Wal-Mart Stores Inc. (US)	3,222

FOOD PRODUCTS—3.1%
24,300	Kerry Group plc (IE)	654
60,225	Unilever NV (NET)	1,964

		2,618

HOTELS, RESTAURANTS & LEISURE—1.5%
204,650	Compass Group plc (UK)	1,298

HOUSEHOLD DURABLES—6.5%
78,575	Koninklijke Philips Electronics NV (NET)	3,073
28,275	Whirlpool Corp. (US)	2,407

		5,480

INSURANCE—5.0%
78,056	AEGON NV (NET)	1,166
99,625	Aviva plc (UK)	1,250
31,725	RenaissanceRe Holdings Ltd. (BM)	1,808

		4,224

MEDIA—3.2%
75,925	British Sky Broadcasting Group plc (UK)	834
45,900	Vivendi SA (FR)	1,850

		2,684

OFFICE ELECTRONICS—3.3%
99,900	Brother Industries Ltd. (JP)	1,237
100,000	Ricoh Co. Ltd. (JP)	1,574

		2,811

PHARMACEUTICALS—7.3%
26,075	Bristol-Myers Squibb Co. (US)	605
89,925	GlaxoSmithKline plc (UK)	2,131
12,475	Johnson & Johnson (US)	789
112,600	Pfizer Inc. (US)	2,634

		6,159

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.4%
74	Samsung Electronics Co. Ltd. (S. KOR)	47
5,400	Tokyo Electron Ltd. (JP)	327

		374

SOFTWARE—1.9%
48,375	Microsoft Corp. (US)	1,577

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

SPECIALTY RETAIL—3.9%
67,000	Home Depot Inc. (US)	$2,055
5,250	TJX Cos. Inc. (US)	166
18,210	USS Co. Ltd. (JP)	1,065

		3,286

THRIFTS & MORTGAGE FINANCE—5.9%
62,550	Countrywide Financial Corp. (US)	435
66,520	Federal Home Loan Mortgage Corp. (US)	2,022
73,735	Federal National Mortgage Association (US)	2,497

		4,954

TOTAL COMMON STOCKS (Cost $99,170)		82,175

SHORT-TERM INVESTMENTS—2.4%
(Cost $2,005)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS—2.4%
$2,005	Repurchase Agreement with State Street Corp. dated January 31, 2008 due February 1, 2008 at 2.250% collateralized by Federal Home Loan Mortgage Corp. (market value $2,046) (US)	$2,005

TOTAL INVESTMENTS—99.9% (Cost $101,175)		84,180

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		43

TOTAL NET ASSETS—100.0%		$84,223

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Funds—Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2008 (Unaudited)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded on the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

When reliable market quotations are not readily available or when market quotations do not accurately reflect fair value, securities are priced at their fair value, calculated according to procedures adopted by the Funds’ Board of Trustees, which may include utilizing an independent pricing service. A Fund may use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations or official closing prices for the same securities which means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

For the Funds which may invest primarily in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined. As a result, many of the international and global Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any given day in an accounting period.

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor Large Cap Value Fund is not authorized to enter into currency futures contracts and options on such contracts. Harbor International Fund and Harbor International Growth Fund are not authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price.

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

There were no futures contracts held as of January 31, 2008.

Options

Consistent with its investment policies, each Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor Large Cap Value Fund is not authorized to engage in options transactions on currencies. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

Harbor Funds—Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

When a Fund purchases an option, the premium paid by the Fund is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the option’s current market value. Purchased options on equity securities are valued at the last sale price on the market on which they are principally traded. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a Fund writes an option, the premium received by the Fund is presented in the Fund’s Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparties do not perform under the contracts’ terms.

There were no outstanding options as of January 31, 2008.

U.S. Government Securities

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

TBA/When-Issued Purchase Commitments

Each Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.

Harbor Funds—Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund’s subadviser deems it appropriate to do so.

TBA Sale Commitments

Each Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.

Short Sales

Each Fund, except Harbor International Fund and Harbor International Growth Fund, may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

Foreign Forward Currency Contracts

Consistent with its investment policies, each Fund, may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust’s custodian

Harbor Funds—Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

Securities Lending

Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the respective Fund the next business day. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The cash collateral is maintained on each Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Prime Portfolio. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The market value of securities loaned, and related collateral for securities on loan, at October 31, 2008, by Fund, are as follows:

Fund	Collateral for Securities on Loan (000s)	Market Value of Securities on Loan (000s)
Harbor Capital Appreciation Fund	$342,193	$337,966
Harbor Mid Cap Growth Fund	115,091	114,853
Harbor Mid Cap Value Fund	19,421	19,580
Harbor Small Cap Value Fund	367,806	368,234

NOTE 2—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2008 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
	Identified Cost (000s)	Appreciation (000s)	(Depreciation) (000s)
HARBOR DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund*	$7,786,958	$1,426,529	$(240,308)	$1,186,221
Harbor Mid Cap Growth Fund	604,062	35,466	(30,069)	5,397
Harbor Small Cap Growth Fund*	491,753	101,057	(58,761)	42,296
Harbor Small Company Growth Fund*	22,155	817	(2,341)	(1,524)
Harbor Large Cap Value Fund	202,660	15,181	(12,267)	2,914
Harbor Mid Cap Value Fund	98,752	3,301	(14,843)	(11,542)
Harbor SMID Value Fund	3,606	23	(880)	(857)
Harbor Small Cap Value Fund	1,530,538	386,676	(182,707)	203,969
HARBOR INTERNATIONAL EQUITY FUND
Harbor International Fund*	16,924,219	9,026,688	(487,596)	8,539,092
Harbor International Growth Fund*	867,133	91,947	(40,005)	51,942
Harbor Global Value Fund	101,175	2,449	(19,444)	(16,995)

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

111South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	1.800.422.1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312.443.4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

1.800.422.1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Wilmer Cutler Pickering

Hale and Dorr LLP

60 State Street

Boston, MA 02109

FD.QSOPH.EF

Quarterly Schedule of

Portfolio Holdings

January 31, 2008

Fixed Income Funds

Harbor High-Yield Bond Fund

Harbor Bond Fund

Harbor Real Return Fund

Harbor Short Duration Fund

Harbor Money Market Fund

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2008 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 8.9%)

COMMON STOCKS—0.1%
(Cost $66)

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—0.1%
5,000	Compton Petroleum Corp. (CAN)	$49

CONVERTIBLE BONDS—1.6%
Principal Amount (000s)		Value (000s)

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
	L-1 Identity Solutions Inc.
$150	3.750%—05/15/2027	$130

HEALTH CARE PROVIDERS & SERVICES—0.1%
	Omnicare Inc.
100	3.250%—12/15/2035	70

HOTELS, RESTAURANTS & LEISURE—0.4%
	Shuffle Master Inc.
250	1.250%—04/15/2024	226

MEDIA—0.5%
	LIN Television Corp.
250	2.500%—05/15/2033	247

PHARMACEUTICALS—0.3%
	Mylan Inc.
150	1.250%—03/15/2012	142

TOTAL CONVERTIBLE BONDS (Cost $860)		815

CORPORATE BONDS & NOTES—89.4%
AEROSPACE & DEFENSE—0.8%
	Alion Science & Technology Corp.
300	10.250%—02/01/2015	235
	TransDigm Inc.
150	7.750%—07/15/2014	152

		387

AUTO COMPONENTS—3.0%
	American Axle & Manufacturing Inc.
350	7.875%—03/01/2017	316
	Goodyear Tire & Rubber Co.
400	7.857%—08/15/2011	405
98	8.625%—12/01/2011	101
250	8.663%—12/01/2009[1]	251

		757

	Lear Corp. Series B
150	8.750%—12/01/2016	134
	Tenneco Inc.
250	8.125%—11/15/2015[2]	250
	United Components Inc.
100	9.375%—06/15/2013	94

		1,551

BEVERAGES—0.5%
	Constellation Brands Inc.
250	7.250%—05/15/2017	239

BUILDING PRODUCTS—0.3%
	Interface Inc.
125	10.375%—02/01/2010	129

CAPITAL MARKETS—1.3%
	LVB Acquisition Merger Sub Inc.
500	10.000%—10/15/2017[2]	518
	Nuveen Investments Inc.
150	10.500%—11/15/2015[2]	146

		664

CHEMICALS—0.7%
	Nalco Co.
50	7.750%—11/15/2011	50
200	8.875%—11/15/2013	204

		254

2

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

CHEMICALS—Continued
	Rockwood Specialties Group Inc.
$100	7.500%—11/15/2014	$98

		352

COMMERCIAL SERVICES & SUPPLIES—6.3%
	Allied Waste North America Inc. Series B
500	7.125%—05/15/2016	496
	ARAMARK Corp.
250	8.411%—02/01/2015[1]	225
500	8.500%—02/01/2015	500

		725

	Cardtronics Inc.
100	9.250%—08/15/2013	94
	Casella Waste Systems Inc.
150	9.750%—02/01/2013	150
	Corrections Corp of America
250	7.500%—05/01/2011	253
	FTI Consulting Inc.
500	7.750%—10/01/2016	520
	Iron Mountain Inc.
350	7.750%—01/15/2015	358
150	8.625%—04/01/2013	152

		510

	Mac-Gray Corp.
300	7.625%—08/15/2015	287
	Norcross Safety Products LLC Series B
150	9.875%—08/15/2011	155
	Waste Services Inc.
100	9.500%—04/15/2014	94

		3,284

COMMUNICATIONS EQUIPMENT—0.7%
	Lucent Technologies Inc.
200	5.500%—11/15/2008	199
	MasTec Inc.
150	7.625%—02/01/2017	140

		339

CONSUMER FINANCE—2.2%
	Ford Motor Credit Co.
250	8.708%—04/15/2012[1]	244
	Ford Motor Credit Co LLC
350	7.375%—10/28/2009	337
	GMAC LLC
350	5.125%—05/09/2008	349
200	5.625%—05/15/2009	194

		543

		1,124

CONTAINERS & PACKAGING—2.2%
	BWAY Corp.
150	10.000%—10/15/2010	145
	Crown Americas LLC
100	7.625%—11/15/2013	101
	Graham Packaging Co. Inc.
150	8.500%—10/15/2012	133
	Graphic Packaging International Inc.
250	8.500%—08/15/2011	244
	Jefferson Smurfit Corp.
100	7.500%—06/01/2013	93

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

CONTAINERS & PACKAGING—Continued
	Owens Brockway Glass Container Inc.
$250	6.750%—12/01/2014	$249
	Smurfit-Stone Container Enterprises Inc.
150	8.375%—07/01/2012	146

		1,111

DIVERSIFIED CONSUMER SERVICES—1.6%
	Education Management LLC
200	10.250%—06/01/2016	191
	Hertz Corp.
250	8.875%—01/01/2014	243
	Rental Service Corp.
100	9.500%—12/01/2014	85
	Service Corp International
250	7.500%—04/01/2027	225
100	7.625%—10/01/2018	103

		328

		847

DIVERSIFIED TELECOMMUNICATION SERVICES—7.2%
	Cincinnati Bell Inc.
500	8.375%—01/15/2014	480
	Cincinnati Bell Tele Co.
150	6.300%—12/01/2028	128
	Citizens Communications Co.
250	7.875%—01/15/2027	230
	Hawaiian Telcom Communications Inc. Cl. B
500	10.318%—05/01/2013[1]	442
	Nordic Telephone Co. Holdings Aps
300	8.875%—05/01/2016[2]	306
	PAETEC Holding Corp.
400	9.500%—07/15/2015[2]	375
	Qwest Communications International Inc.
75	6.565%—02/15/2009[1]	75
	Qwest Communications International Inc. Series B
500	7.500%—02/15/2014	498
	Qwest Corp.
100	7.500%—10/01/2014	101
	Syniverse Technologies Inc. Series B
350	7.750%—08/15/2013	338
	West Corp.
150	9.500%—10/15/2014	140
100	11.000%—10/15/2016	92

		232

	Windstream Corp.
350	7.000%—03/15/2019	330
	Windstream Regatta Holdings Inc.
250	11.000%—12/01/2017[2]	229

		3,764

ELECTRIC UTILITIES—1.4%
	Edison Mission Energy
250	7.200%—05/15/2019	245
200	7.625%—05/15/2027	189

		434

	NRG Energy Inc.
300	7.375%—02/01/2016	290

		724

3

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

ELECTRICAL EQUIPMENT—0.5%
	Baldor Electric Co.
$250	8.625%—02/15/2017	$244

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
	Celestica Inc.
150	7.625%—07/01/2013	142
100	7.875%—07/01/2011	97

		239

	Flextronics International Ltd.
150	6.500%—05/15/2013	145

		384

ENERGY EQUIPMENT & SERVICES—3.6%
	Bristow Group Inc.
500	7.500%—09/15/2017[2]	507
	CHC Helicopter Corp.
200	7.375%—05/01/2014	186
	Complete Production Services Inc.
250	8.000%—12/15/2016	244
	Gulfmark Offshore Inc.
200	7.750%—07/15/2014	204
	Helix Energy Solutions Group Inc.
350	9.500%—01/15/2016[2]	357
	Hornbeck Offshore Services Inc.
100	6.125%—12/01/2014	94
	Key Energy Services Inc.
250	8.375%—12/01/2014[2]	252

		1,844

FOOD & STAPLES RETAILING—0.6%
	Stater Brothers Holdings
350	7.750%—04/15/2015	331

FOOD PRODUCTS—1.9%
	B&G Foods Inc.
100	8.000%—10/01/2011	97
	Del Monte Corp.
250	6.750%—02/15/2015	234
250	8.625%—12/15/2012	254

		488

	Michael Foods Inc.
125	8.000%—11/15/2013	124
	Pinnacle Foods Holding Corp.
300	10.625%—04/01/2017[2]	245

		954

GAS UTILITIES—2.2%
	Dynegy Holdings Inc.
200	7.750%—06/01/2019	183
300	8.375%—05/01/2016	293

		476

	Ferrellgas Partners LP
200	8.750%—06/15/2012	205
	Inergy LP
250	6.875%—12/15/2014	243
	Suburban Propane Partners LP
200	6.875%—12/15/2013	195

		1,119

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
	Advanced Medical Optics Inc.
$200	7.500%—05/01/2017	$170
	Universal Hospital Services Inc.
150	8.288%—06/01/2015[1]	143

		313

HEALTH CARE PROVIDERS & SERVICES—5.1%
	Community Health Systems Inc.
350	8.875%—07/15/2015	354
	DaVita Inc.
150	7.250%—03/15/2015	150
	HCA Inc.
200	6.500%—02/15/2016	171
500	9.250%—11/15/2016	526

		697

	Health Management Associates Inc.
150	6.125%—04/15/2016	129
	IASIS Healthcare LLC
150	8.750%—06/15/2014	151
	Omnicare Inc.
100	6.875%—12/15/2015	90
	Psychiatric Solutions Inc.
500	7.750%—07/15/2015	495
	Res-Care Inc.
125	7.750%—10/15/2013	120
	United Surgical Partners International Inc.
100	8.875%—05/01/2017	98
	Vanguard Health Holding Co. II LLC
150	9.000%—10/01/2014	143
	Yankee Acquisition Corp.
200	8.500%—02/15/2015	172

		2,599

HOTELS, RESTAURANTS & LEISURE—8.2%
	American Casino & Entertainment Properties LLC
200	7.850%—02/01/2012	208
	Boyd Gaming Corp.
500	6.750%—04/15/2014	437
	CCM Merger Inc.
400	8.000%—08/01/2013[2]	360
	Chukchansi Economic Development Authority
500	8.000%—11/15/2013[2]	473
100	8.238%—11/15/2012[1,2]	96

		569

	Felcor Lodging LP
200	8.500%—06/01/2011	201
	Gaylord Entertainment Co.
250	8.000%—11/15/2013	231
	Global Cash Access LLC
162	8.750%—03/15/2012	157
	Herbst Gaming Inc.
200	8.125%—06/01/2012	84
	MGM Mirage
150	7.500%—06/01/2016	145
	Mohegan Tribal Gaming Authority
150	6.875%—02/15/2015	135
	MTR Gaming Group Inc. Series B
150	9.750%—04/01/2010	145

4

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

HOTELS, RESTAURANTS & LEISURE—Continued
	Penn National Gaming Inc.
$100	6.750%—03/01/2015	$100
100	6.875%—12/01/2011	101

		201

	Pinnacle Entertainment Inc.
250	7.500%—06/15/2015[2]	200
100	8.250%—03/15/2012	96

		296

	Seminole Hard Rock Entertainment Inc.
500	7.491%—03/15/2014[1,2]	452
	Seneca Gaming Corp.
500	7.250%—05/01/2012	488
	Station Casinos Inc.
150	7.750%—08/15/2016	133

		4,242

HOUSEHOLD DURABLES—1.1%
	American Achievement Corp.
100	8.250%—04/01/2012	92
	Jarden Corp.
350	7.500%—05/01/2017	301
	Simmons Bedding Co.
200	7.875%—01/15/2014	168

		561

HOUSEHOLD PRODUCTS—0.6%
	Da-Lite Screen Co. Inc.
150	9.500%—05/15/2011	140
	Visant Holding Corp.
200	8.750%—12/01/2013	194

		334

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.3%
	Energy Future Holdings
100	10.875%—11/01/2017[2]	99
	NRG Energy Inc.
350	7.375%—01/15/2017	340
	Texas Competitive Electric Holdings Co. LLC
250	10.250%—11/01/2015[2]	247

		686

INSURANCE—0.5%
	HUB International Holdings Inc.
350	10.250%—06/15/2015[2]	268

IT SERVICES—1.4%
	Sungard Data Systems Inc.
250	3.750%—01/15/2009	243
300	9.125%—08/15/2013	306
175	10.250%—08/15/2015	176

		725

LEISURE EQUIPMENT & PRODUCTS—0.4%
	Leslie’s Poolmart
200	7.750%—02/01/2013	183

MACHINERY—1.7%
	SPX Corp.
150	7.625%—12/15/2014[2]	154
	Terex Corp.
250	8.000%—11/15/2017	247
	Trimas Corp.
500	9.875%—06/15/2012	457

		858

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

MEDIA—9.9%
	Allbritton Communications Co.
$500	7.750%—12/15/2012	$501
	Cablevision Systems Corp. Series B
500	8.000%—04/15/2012	481
1,000	9.644%—04/01/2009[1]	1,005

		1,486

	Cadmus Communications Corp.
150	8.375%—06/15/2014	130
	DirecTV Holdings LLC
100	8.375%—03/15/2013	104
	Echostar DBS Corp.
500	5.750%—10/01/2008	501
300	6.625%—10/01/2014	294

		795

	Idearc Inc.
300	8.000%—11/15/2016	270
	Lamar Media Corp.
400	6.625%—08/15/2015	381
	LIN Television Corp.
500	6.500%—05/15/2013	474
	LIN Television Corp. Series B
100	6.500%—05/15/2013	95
	Mediacom Broadband LLC
100	8.500%—10/15/2015	83
	Mediacom LLC
150	9.500%—01/15/2013	135
	Quebecor Media Inc.
200	7.750%—03/15/2016	187
	R.H. Donnelley Corp.
500	8.875%—10/15/2017[2]	426
	Series A3
100	8.875%—01/15/2016	86

		512

		5,153

METALS & MINING—2.9%
	AK Steel Corp.
500	7.750%—06/15/2012	500
	Arch Western Finance LLC
500	6.750%—07/01/2013	486
	Freeport-McMoRan Copper & Gold Inc.
500	8.394%—04/01/2015[1]	492

		1,478

OIL, GAS & CONSUMABLE FUELS—9.8%
	Alpha Natural Resources LLC
300	10.000%—06/01/2012	310
	Berry Petroleum Co.
150	8.250%—11/01/2016	153
	Chesapeake Energy Corp.
250	6.500%—08/15/2017	243
	Compton Petroleum Finance Corp.
200	7.625%—12/01/2013	186
	Denbury Resources Inc.
250	7.500%—04/01/2013	251
	Encore Acquisition Co.
250	6.000%—07/15/2015	227
250	7.250%—12/01/2017	242

		469

5

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

OIL, GAS & CONSUMABLE FUELS—Continued
	Energy Partners Ltd.
$300	9.750%—04/15/2014	$259
	Exco Resources Inc.
350	7.250%—01/15/2011	336
	Foundation PA Coal Co.
300	7.250%—08/01/2014	297
	Mariner Energy Inc.
500	8.000%—05/15/2017	480
	Massey Energy Co.
200	6.625%—11/15/2010	198
500	6.875%—12/15/2013	479

		677

	Peabody Energy Corp.
250	7.375%—11/01/2016	257
	Petroplus Finance Ltd.
250	6.750%—05/01/2014[2]	230
	Stone Energy Corp.
250	8.250%—12/15/2011	249
	W&T Offshore Inc.
750	8.250%—06/15/2014[2]	712

		5,109

PAPER & FOREST PRODUCTS—1.2%
	Boise Cascade LLC
100	7.125%—10/15/2014	96
	NewPage Corp.
250	10.000%—05/01/2012[2]	250
150	10.000%—05/01/2012	150

		400

	Verso Paper Holdings LLC
100	9.125%—08/01/2014	97

		593

PERSONAL PRODUCTS—0.3%
	NBTY Inc.
150	7.125%—10/01/2015	140

PHARMACEUTICALS—0.5%
	Warner Chilcott Corp.
250	8.750%—02/01/2015	256

SOFTWARE—0.1%
	Vangent Inc.
100	9.625%—02/15/2015[2]	76

SPECIALTY RETAIL—2.8%
	Autonation Inc.
100	6.258%—04/15/2013[1]	84
	Buhrmann US Inc.
125	8.250%—07/01/2014	117
	Pantry Inc.
125	7.750%—02/15/2014	113

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

SPECIALTY RETAIL—Continued
	Petro Stopping Centers LP
$175	9.000%—02/15/2012	$182
	Sally Holdings LLC
250	9.250%—11/15/2014	238
250	10.500%—11/15/2016	223

		461

	Susser Holdings LLC
142	10.625%—12/15/2013	146
	United Auto Group Inc.
350	7.750%—12/15/2016	315

		1,418

TEXTILES, APPAREL & LUXURY GOODS—0.9%
	Hanesbrands Inc.
250	8.204%—12/15/2014[1]	228
	Oxford Industries Inc.
100	8.875%—06/01/2011	98
	Phillips-Van Heusen Corp.
125	8.125%—05/01/2013	128

		454

WIRELESS TELECOMMUNICATION SERVICES—2.4%
	Centennial Communications Corp.
150	8.125%—02/01/2014	142
250	10.479%—01/01/2013[1]	239

		381

	Hughes Network Systems LLC
350	9.500%—04/15/2014	349
	Intelsat Bermuda Ltd.
150	7.581%—01/15/2015[1]	151
100	9.250%—06/15/2016	100
250	11.250%—06/15/2016	251

		502

		1,232

TOTAL CORPORATE BONDS & NOTES (Cost $48,013)		46,069

SHORT-TERM INVESTMENTS—8.3%
(Cost $4,293)
REPURCHASE AGREEMENTS
4,293	Repurchase Agreement with State Street Corp. dated January 31, 2008 due February 1, 2008 at 2.250% Collateralized by a Federal Home Loan Mortgage Corp. Note (market value $4,384)	4,293

TOTAL INVESTMENTS—99.4% (Cost $53,232)		51,226

CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		285

TOTAL NET ASSETS—100.0%		$51,511

1	Floating rate security. The stated rate represents the rate in effect at January 31, 2008.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Fund’s Board of Trustees. At January 31, 2008, these securities were valued at $7,228 or 14% of net assets.

(CAN)	Canada.

The accompanying notes are an integral part of the portfolio of investments.

6

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2008 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of –27.3%)

ASSET-BACKED SECURITIES—2.7%
Principal Amount (000s)		Value (000s)

$2,516	ACE Securities Corp. Series 2006-ASP5 Cl. A2A 3.085%—10/25/2036[1,2]	$2,442
1,322	Argent Securities Inc. Pass Through Certificates Series 2006-M2 Cl. A2A 3.426%—09/25/2036[1,2]	1,302
2,752	Asset Backed Funding Certificates Series 2006-HE1 Cl. A2A 3.436%—01/25/2037[1,2]	2,703
4,200	BA Credit Card Trust Series 2008-A1 3.893%—04/15/2013[1]	4,203
	Countrywide Asset-Backed Certificates
1,129	Series 2006-16 Cl. 2A1 3.426%—12/25/2046[1,2]	1,105
3,684	Series 2006-19 Cl. 2A1 3.436%—03/25/2037[1,2]	3,585
426	Series 2001-BC3 Cl. A 3.856%—12/25/2031[1,2]	386

		5,076

3,425	Credit-Based Asset Servicing & Securitization LLC Series 2006-CB9 Cl. A1 3.436%—11/25/2036[1,2]	3,340
1,044	Daimler Chrysler Auto Trust Series 2006-C Cl. A2 5.250%—05/08/2009[2]	1,046
12,112	First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF9 Cl. 2A1 3.436%—06/25/2036[1,2]	11,778
2,788	GSAMP Trust Series 2006-FM2 Cl. A2A1,2 3.4462%—9/25/2036	2,731
1,194	Series 2007-FM1 Cl. 2A2[1,2] 3.4462%—12/25/2036	1,158

		3,889

2,203	HSI Asset Securitization Corp Trust Pass Through Certificates Series 2006-HE2 Cl. 2A1 3.426%—12/25/2036[1,2]	2,148
2,325	Indymac Residential Asset Backed Trust Series 2006-E Cl. 2A1 3.436%—04/25/2037[1,2]	2,273
1,503	JP Morgan Mortgage Acquisition Corp. Pass Through Certificates Series 2006-WMC3 Cl. A2 3.426%—08/25/2036[1,2]	1,487

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

$119	Long Beach Mortgage Loan Trust Series 2004-4 Cl. 1A1 3.656%—10/25/2034[1,2]	$105
168	Nelnet Student Loan Trust Series 2006 3 Cl. A1 4.838%—09/25/2012[1,2]	168
899	Newcastle Mortgage Securities Trust Series 2006-1 Cl. A1 3.446%—03/25/2036[1,2]	893
3,509	Option One Mortgage Loan Trust Series 2007-1 Cl. 2A1 3.426%—01/25/2037[1,2]	3,455
4,371	Park Place Securities Inc. Series 2004-MCW1 Cl. A1 3.689%—10/25/2034[1,2]	3,767
3,848	Residential Asset Mortgage Products Inc. Pass Through Certificates Series 2006-RZ4 Cl. A1A 3.456%—10/25/2036[1,2]	3,741
6,453	Residential Asset Securities Corp. Pass Through Certificates Series 2006-KS8 Cl. A1 3.436%—10/25/2036[1,2]	6,365
3,391	Series 2006-KS9 Cl. AI1 3.446%—11/25/2036[1,2]	3,340

		9,705

1,553	Saxon Asset Securities Trust Series 2006-3 Cl. A1 3.436%—10/25/2046[1,2]	1,534
2,172	SBI Home Equity Loan Trust Pass Through Certificates Series 2006-1A Cl. 1A2A 3.546%—08/25/2036[1,2,3]	2,074
5,908	Securitized Asset Backed Receivables LLC Pass Through Certificates Series 2007-HE1 Cl. 2A2 3.436%—12/25/2036[1,2]	5,575
640	SLM Student Loan Trust Series 2006-3 Cl. A2 3.331%—01/25/2016[1,2]	641
	Series 2008-2A1
1,800	3.470%—01/26/2015[1]	1,800

		2,441

713	Small Business Administration Series 2003-20I Cl. 1 5.130%—09/01/2023[2]	737
1,759	Series 2001-20A Cl. 1 6.290%—01/01/2021[2]	1,864
120	Series 2000-P10 Cl.1 7.449%—08/10/2010[2]	123

		2,724

2,081	Soundview Home Equity Loan Trust Series 2006-EQ1 Cl. A1 3.426%—10/25/2036[1,2]	2,058
2,232	Wells Fargo Home Equity Trust Series 2006-3 Cl. A1 3.426%—01/25/2037[1,2]	2,204

TOTAL ASSET-BACKED SECURITIES (Cost $84,364)		82,131

7

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—0.4%
Principal Amount (000s)		Value (000s)

$12,968	Chrysler Finance Co. Term B 9.000%—08/03/2014	$11,745
	CSC Holdings Inc.
1,263	7.070%—03/29/2013[1]	1,175
505	7.110%—03/29/2013[1]	470

		1,645

TOTAL BANK LOAN OBLIGATIONS (Cost $14,131)		13,390

COLLATERALIZED MORTGAGE OBLIGATIONS—7.9%

2,196	American Home Mortgage Investment Trust REMIC[4] Series 2004-4 Cl. 4A 4.390%—02/25/2045[1,2]	2,157
3,187	Banc of America Funding Corp. REMIC[4] Series 2005-D Cl. A1 4.113%—05/25/2035[1,2]	3,121
	Bear Stearns Adjustable Rate Mortgage Trust REMIC[4] Series 2005-10 Cl. A1
11,039	4.750%—10/25/2035[1,2]	11,026
	Pass Thru Certificates
	Series 2003-1 Cl. 6A1
1,348	5.033%—04/25/2033[2,5]	1,372
	Series 2000-2 Cl. A1
194	6.311%—11/25/2030[1,2]	193

		12,591

2,031	Bear Stearns Alt-A Trust Pass Through Certificates Series 2005-7 Cl. 2A1 5.510%—09/25/2035[2]	1,694
	Bear Stearns Alt-A Trust REMIC[4]
3,794	Series 2006-8 Cl. 3A1 3.536%—02/25/2034[1,2]	3,499
4,158	Series 2005-4 Cl. 3A1 5.368%—05/25/2035[2,5]	4,099

		7,598

6,400	Bear Stearns Commercial Mortgage Securities Pass Through Certificates Series 2007-PW18 Cl. A4 5.700%—06/11/2050[2]	6,453
7,748	Bear Stearns Mortgage Funding Trust REMIC[4] Series 2007-AR1 Cl. 2A1 3.446%—02/25/2037[1,2]	7,570
4,675	Bear Stearns Structured Products Inc. Series 2007-R7 Cl. A1 3.485%—01/25/2037[1,2,3]	4,548
	Countrywide Home Loan Mortgage Pass Through Trust
8,263	Series 2004-HYB9 Cl. 1A1 4.730%—02/20/2035[2,5]	8,184
4,538	Series 2004-22 Cl. A3 4.800%—11/25/2034[2,5]	4,491

		12,675

1,397	Countrywide Home Loan Mortgage Pass Through Trust REMIC[4] Series 2005-HYB9 Cl. 3A2A 5.250%—02/20/2036[1,2]	1,387

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Federal Home Loan Mortgage Corp. REMIC[4]
$6,958	4.368%—07/15/2019[1,2]	$6,925
73,890	4.386%—08/15/2019-10/15/2020[1,2]	73,552
28,699	4.466%—02/15/2019[1,2]	28,518
3,398	4.536%—05/15/2036[1,2]	3,385
6,149	5.000%—12/15/2020-04/25/2033[2]	6,211
249	5.478%—11/15/2030[1,2]	249
509	8.000%—08/15/2022[2]	508
74	9.000%—12/15/2020[2]	79

		119,427

638	Federal National Mortgage Association 6.500%—12/25/2042[2]	672
900	Federal National Mortgage Association REMIC[4] Series 2006-5 Cl. 3A2 4.668%—05/25/2035[1,2]	917
1,706	FHLMC Structured Pass Through Securities 5.580%—08/15/2032[2,5]	1,707
482	FHLMC Structured Pass Through Securities REMIC[4] Series T-63 Cl. 1A1 5.988%—02/25/2045[1,2]	486
34	First Nationwide Trust REMIC[4] Series 2001-3 Cl. 1A1 6.750%—08/21/2031[2]	33
5,211	GSR Mortgage Loan Trust Pass Through Certificates Series 2005-AR7 Cl. 6A1 5.250%—11/25/2035[2,5]	5,145
14,119	GSR Mortgage Loan Trust REMIC[4] Pass Through Certificates Series 2005-AR6 Cl. 2A1 4.538%—09/25/2035[1,2]	13,835
893	Harborview Mortgage Loan Trust REMIC[4] Pass-through Certificates Series 2005-2 Cl. 2A1A 4.154%—05/19/2035[1,2]	816
24	IndyMac ARM Trust REMIC[4] Series 2001-H2 Cl. A2 6.395%—01/25/2032[1,2]	24
5,936	IndyMac Index Mortgage Loan Trust REMIC[4] Pass Through Certificates Series 2005-AR31 Cl. 1A1 5.183%—01/25/2036[2,5]	5,926
4,800	J.P. Morgan Chase Commercial Mortgage REMIC[4] Securities Trust 2006-LDP9 A3 5.336%—05/15/2047[2]	4,699
850	Lehman Brothers Floating Rate Commercial Mortgage Trust Pass Through Certificates Series 2006-LLFA Cl. A1 3.201%—09/15/2021[1,2,3]	818
2,534	Merrill Lynch Mortgage Investors Inc. Pass Through Certificates Series 2005-A10 Cl. A 3.586%—02/25/2036[1,2]	2,366
895	Series 2005-3 Cl. 4A 3.626%—11/25/2035[1,2]	863

		3,229

1,531	Morgan Stanley Capital I Series 2007-XLFA Cl. A1 3.182%—10/15/2020[1,2,3]	1,460

8

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

$2,976	Structured Asset Mortgage Investments Inc. Pass Through Certificates Series 2005-AR5 Cl. A2 4.184%—07/19/2035[1,2]	$2,940
	Structured Asset Securities Corp. REMIC[4]
56	Series 2002-1A Cl. 4A 6.039%—02/25/2032[1,2]	56
47	Series 2001-21A Cl. 1A1 7.131%—01/25/2032[1,2]	47

		103

3,784	Thornburg Mortgage Securities Trust REMIC[4] Pass Through Certificates Series 2006-6 Cl. A1 3.486%—12/25/2036[1,2]	3,647
12,231	Wachovia Bank Commercial Mortgage Trust Series 2006-WHL7 Cl. A1 4.326%—09/15/2021[1,2,3]	11,711
944	Washington Mutual REMIC[4] Pass Through Certificates Series 2005-AR13 Cl. A1A1 3.666%—10/25/2045[1,2]	885
5,327	Wells Fargo Mortgage Backed Securities REMIC[4] Series 2006-AR2 Cl. A1 4.950%—03/25/2036[2,5]	5,323

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $246,096)		243,597

CORPORATE BONDS & NOTES—24.4%
187	American Airlines Inc. Series 2001-2 Cl. A1 6.978%—04/01/2011[2]	185
9,500	American Express Bank 6.000%—09/13/2017[2]	9,721
9,500	American Express Centurion Bank 6.000%—09/13/2017[2]	9,636
	American Honda Finance Corp. MTN[6]
4,200	4.868%—08/05/2008[1,2,3]	4,200
5,700	4.946%—02/09/2010[1,2,3]	5,693

		9,893

900	American International Group Inc. 5.050%—10/01/2015[2]	890
15,200	Anadarko Petroleum Corp. 5.391%—09/15/2009[1,2]	14,860
200	Anheuser-Busch Cos Inc.[2] 5.500%—01/15/2018	208
5,000	ANZ National International Ltd. 4.938%—08/07/2009[1,2,3]	4,988
	AstraZeneca plc
1,700	5.900%—09/15/2017[2]	1,803
1,600	6.450%—09/15/2037[2]	1,737

		3,540

	AT&T Inc.
4,200	4.950%—01/15/2013	4,305
14,200	4.959%—05/15/2008[1,2]	14,196
5,000	5.500%—02/01/2018	5,026
2,900	6.300%—01/15/2038	2,889

		26,416

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

$26,700	Barclays Bank plc 5.450%—09/12/2012[2]	$27,919
13,700	Bear Stearns Cos. Inc. 4.920%—07/19/2010[1,2]	12,553
	Bear Stearns Cos. Inc. MTN[6]
4,800	4.920%—03/30/2009[1,2]	4,631
12,200	5.072%—08/21/2009[1,2]	11,508

		16,139

11,200	BellSouth Corp. 4.969%—08/15/2008[1,2]	11,190
9,600	BNP Paribas 5.186%—06/29/2049[2,3,5]	8,730
1,500	Calabash Re Ltd. Series 2006-I Cl. A1 13.391%—01/08/2010[1,3]	1,539
3,100	Cemix Inc. 6.722%—12/01/2049[2,3,5]	2,720
600	China Development Bank 5.000%—10/15/2015[2]	602
4,600	CIT Group Holdings Inc. 3.401%—01/30/2009[1,2]	4,363
1,700	CIT Group Inc. 5.091%—12/19/2008[1,2]	1,640
	CIT Group Inc. MTN[6]
2,900	5.019%—08/15/2008[1,2]	2,808
8,700	5.025%—08/17/2009[1,2]	8,010

		10,818

10,400	Citigroup Capital XXI 8.300%—12/21/2057[2,5]	11,244
	Citigroup Funding Inc. MTN[6]
1,200	3.903%—04/23/2009[1,2]	1,187
3,600	4.858%—06/26/2009[1,2]	3,588
10,300	5.136%—12/08/2008[1,2]	10,215

		14,990

	Citigroup Inc.
9,000	4.873%—12/28/2009[1,2]	8,908
4,700	4.898%—12/26/2008[1,2]	4,697
1,700	5.300%—10/17/2012[2]	1,760
4,200	5.500%—08/27/2012[2]	4,379
1,100	5.850%—07/02/2013[2]	1,158
6,200	6.000%—08/15/2017[2]	6,489
5,600	6.125%—08/25/2036[2]	5,353

		32,744

500	Codelco Inc. 6.150%—10/24/2036[2,3]	492
	Comcast Corp.
5,500	4.677%—07/14/2009[1,2]	5,389
1,200	5.875%—02/15/2018[2]	1,201
1,200	6.450%—03/15/2037[2]	1,167

		7,757

	DaimlerChrysler North America Holding Corp. MTN[6]
4,400	3.562%—08/03/2009[1,2]	4,352
6,300	5.461%—03/13/2009[1,2]	6,271

		10,623

8,400	Deutsche Bank AG 6.000%—09/01/2017[2]	8,947

9

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

$200	El Paso Corp. MTN[6] 8.050%—10/15/2030[2]	$205
12,600	Enel Finance International SA 6.250%—09/15/2017[2,3]	13,049
600	Export-Import Bank of China 4.875%—07/21/2015[2,3]	598
4,430	Ford Motor Credit Co. 7.250%—10/25/2011[2]	3,936
900	Gaz Capital SA 6.212%—11/22/2016[2,3]	880
4,400	Gazprom 10.500%—10/21/2009	4,789
14,500	General Electric Capital Corp. 5.500%—09/15/2067[1,3]	20,326
	General Electric Capital Corp. MTN[6]
10,100	3.135%—08/15/2011[1,2]	9,879
7,000	3.274%—10/26/2009[1,2]	6,980
2,800	3.964%—01/20/2010[1,2]	2,793
10,100	3.994%—10/21/2010[1,2]	9,952
7,300	4.686%—01/05/2009[1,2]	7,311
2,000	4.820%—01/08/2016[1,2]	1,923

		38,838

6,300	General Electric Capital Corp. Series A 4.706%—10/06/2010[1,2]	6,251
800	GMAC LLC 6.000%—12/15/2011[2]	675
	Goldman Sachs Group Inc.
1,900	4.924%—12/23/2008[1,2]	1,889
7,700	4.974%—06/23/2009[1,2]	7,638
22,200	5.950%—01/18/2018[2]	22,954
9,100	6.250%—09/01/2017[2]	9,666

		42,147

	Goldman Sachs Group Inc. MTN[6]
5,000	3.186%—11/10/2008[1,2]	4,991
8,780	4.178%—07/23/2009[1,2]	8,709
6,500	4.880%—03/30/2009[1,2]	6,450

		20,150

800	H.J. Heinz Co. 6.428%—12/01/2020[2,3]	822
800	HBOS plc MTN[6] 5.920%—09/29/2049[2,3,5]	693
7,300	HBOS Treasury Services plc MTN[6] 4.038%—07/17/2009[1,2,3]	7,303
5,400	HSBC Bank USA 5.286%—06/10/2009[1,2]	5,389
	HSBC Finance Corp.
3,300	3.954%—10/21/2009[1,2]	3,217
2,900	5.121%—09/15/2008[1,2]	2,893

		6,110

4,200	HSBC Finance Corp. MTN[6] 5.281%—12/05/2008[1,2]	4,181
1,700	HSBC Holdings plc 6.500%—05/02/2036[2]	1,677
7,100	ICICI Bank Ltd. 4.917%—01/12/2010[1,2,3]	7,012
8,500	John Deere Capital Corp. MTN[6] 4.308%—04/15/2008-07/15/2008[1,2]	8,510

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

$7,000	JP Morgan Chase Bank 6.000%—10/01/2017[2]	$7,311
800	JP Morgan Chase Capital XX 6.550%—09/29/2036[2]	735
15,000	Korea Development Bank 4.843%—04/03/2010[1,2]	14,998
13,400	Lehman Brothers Holdings Inc. 5.082%—08/21/2009[1,2]	13,048
	Lehman Brothers Holdings Inc. MTN[6]
3,000	3.346%—11/10/2009[1,2]	2,908
3,400	4.171%—07/18/2011[1,2]	3,230
7,500	4.793%—04/03/2009[1,2]	7,365
200	4.934%—12/23/2008[1,2]	197
1,100	5.170%—05/25/2010[1,2]	1,062
5,000	5.625%—01/24/2013[2]	5,070

		19,832

5,100	Merrill Lynch & Co. Inc. 6.400%—08/28/2017[2]	5,248
	Merrill Lynch & Co. Inc. MTN[6]
4,400	3.158%—08/14/2009[1,2]	4,305
15,500	3.178%—05/08/2009[1,2]	15,111
5,400	5.211%—12/04/2009[1,2]	5,230

		24,646

1,600	MetLife Inc. 6.400%—12/15/2036[2]	1,440
8,800	Metropolitan Life Global Funding I MTN[6] 3.105%—05/17/2010[1,2,3]	8,746
10,800	Morgan Stanley 3.212%—05/07/2009[1,2]	10,653
14,400	Morgan Stanley MTN[6] 4.348%—01/15/2010[1,2]	14,188
700	MUFG Capital Finance 1 Ltd. 6.346%—07/29/2049[2,5]	668
4,700	National Australia Bank Ltd. 5.181%—09/11/2009[1,2,3]	4,703
4,000	NGPL PipeCo LLC 6.514%—12/15/2012[2,3]	4,131
1,600	Peabody Energy Corp. 7.875%—11/01/2026[2]	1,656
528	Petroleum Export Ltd. 5.265%—06/15/2011[2,3]	526
43	Qwest Capital Funding Inc. 7.250%—02/15/2011[2]	42
	Qwest Corp.
300	7.500%—06/15/2023[2]	284
2,400	7.625%—06/15/2015[2]	2,430

		2,714

1,800	Ras Laffan LNG III Series B 5.838%—09/30/2027[2,3]	1,688
800	Resona Bank Ltd. 5.850%—09/29/2049[2,3,5]	740
2,500	Rohm & Haas Co. 6.000%—09/15/2017[2]	2,574
4,500	Royal Bank of Scotland plc 3.944%—07/21/2008[1,2,3]	4,505
10,500	Santander Perpetual SA Unipersonal 6.671%—10/29/2049[2,3,5]	10,657

10

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

$5,000	Santander US Debt SA Unipersonal 5.201%—11/20/2009[1,2,3]	$4,948
	Siemens Finance NV
6,100	3.118%—08/14/2009[1,2,3]	6,106
18,000	5.500%—02/16/2012[2,3]	19,008

		25,114

2,300	SMFG Preferred Capital USD 1 Ltd. 6.078%—01/29/2049[2,3,5]	2,139
1,100	Sprint Capital Corp. 6.125%—11/15/2008[2]	1,099
4,500	State Street Capital Trust III 8.250%—12/29/2049[2,5]	4,544
700	State Street Capital Trust IV 5.991%—06/15/2037[1,2]	579
5,900	Sumitomo Mitsui Banking Corp. 5.625%—12/31/2049[2,3,5]	5,588
7,900	Target Corp. 5.125%—01/15/2013[2]	8,160
4,400	Time Warner Inc. 3.300%—11/13/2009[1,2]	4,273
900	TNK-BP Finance SA 6.125%—03/20/2012[2,3]	872
4,400	Transocean Inc. 5.341%—09/05/2008[1,2]	4,386
3,200	UBS AG/Stamford Branch 5.875%—12/20/2017[2]	3,366
200	UFJ Finance Aruba AEC 6.750%—07/15/2013[2]	222
9,400	Union Pacific Corp. 5.700%—08/15/2018	9,368
1,799	United Airlines Inc. Pass Through Certificates 9.060%—06/17/2015	22
700	USB Capital IX 6.189%—03/29/2049[2,5]	557
	Vale Overseas Ltd.
900	6.250%—01/23/2017[2]	890
900	6.875%—11/21/2036[2]	838

		1,728

14,700	Verizon Communications Inc. 4.753%—04/03/2009[1,2]	14,671
600	Virginia Electric and Power Co. 6.350%—11/30/2037[2]	625
	Wachovia Bank NA
6,900	4.673%—10/03/2008[1,2]	6,904
4,500	4.848%—06/27/2008[1,2]	4,506
8,100	4.924%—03/23/2009[1,2]	8,100

		19,510

	Wachovia Corp.
1,600	5.625%—10/15/2016[2]	1,609
10,200	5.750%—02/01/2018[1,2,3]	10,109

		11,718

3,800	Wachovia Corp. MTN[6] 5.174%—12/01/2009[1,2]	3,759
10,400	Wal-Mart Stores Inc. 4.891%—06/16/2008[1,2]	10,420
3,000	Westpac Banking Corp. 3.141%—06/06/2008[1,2]	2,999

TOTAL CORPORATE BONDS & NOTES (Cost $759,074)		755,004

FOREIGN GOVERNMENT OBLIGATIONS—0.2%
Principal Amount (000s)		Value (000s)

$2,200	Federative Republic of Brazil 10.250%—01/10/2028[2]	$1,179
5,700	The Royal Bank of Scotland Group plc MTN[6] 7.640%—03/31/2049[2,5]	5,848

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,208)		7,027

MORTGAGE PASS-THROUGHS—88.4%
	Federal Home Loan Mortgage Corp.
75	4.686%—06/01/2024[1,2,4]	77
3,422	5.000%—10/01/2018[2]	3,475
14,487	5.500%—05/01/2037-07/01/2037[2]	14,670
67,074	6.000%—07/01/2016-01/01/2038[2]	68,803

		87,025

	Federal Home Loan Mortgage Corp. TBA[7]
4,500	February Delivery 6.000%—12/01/2099	4,613
51,000	March Delivery 5.500%—12/01/2099	51,614
10,800	December Delivery 5.500%—12/01/2038	109,333

		165,560

	Federal Housing Authority Project
91	221D4 Banco-5 7.400%—02/01/2021	94
2,812	221D4 Greystone 98-4 7.430%—10/01/2020	2,894

		2,988

	Federal National Mortgage Association
7,297	4.698%—08/01/2035[1,2]	7,327
14,214	4.834%—06/01/2035[1,2]	14,471
241,125	5.000%—12/01/2016-01/01/2037[2]	241,362
655,057	5.500%—11/01/2016-01/01/2038[2]	664,665
544,909	6.000%—04/01/2016-01/01/2038[2]	559,469
396	6.000%—04/01/2037[3]	407
2,947	6.000%—01/01/2038	3,025
1,869	6.062%—10/01/2040[1,2]	1,880
1,860	6.500%—11/01/2036[2]	1,931
33	9.000%—11/01/2009[2]	33

		1,494,570

	Federal National Mortgage Association TBA[7]
297,800	February Delivery 5.000%—02/12/2038-03/12/2038	296,318
673,000	March Delivery 5.500%—02/12/2038-12/01/2099	681,431

		977,749

3,840	Government National Mortgage Association I 6.000%—06/15/2037[2]	3,969
	Government National Mortgage Association II
508	5.125%—12/20/2024-11/20/2029[1,2]	516
711	5.625%—08/20/2022-07/20/2027[1,2]	719
1,577	5.750%—02/20/2032[1,2]	1,594
464	6.375%—03/20/2017-02/20/2025[1,2]	474

		3,303

TOTAL MORTGAGE PASS-THROUGHS (Cost $2,704,908)		2,735,164

11

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MUNICIPAL BONDS—0.6%
Principal Amount (000s)		Value (000s)

$4,300	Badger Tobacco Asset Securitization Corp. 6.375%—06/01/2032[2]	$4,443
2,800	Buckeye Tobacco Settlement Financing Authority 5.875%—06/01/2030	2,743
6,765	City of San Antonio TX 4.750%—05/15/2037[2]	6,691
3,900	University of Arkansas 5.000%—11/01/2031	4,022

TOTAL MUNICIPAL BONDS (Cost $17,376)		17,899

U.S. GOVERNMENT OBLIGATIONS—1.5%
	U.S. Treasury Bonds
3,917	2.000%—01/15/2026[2,8]	4,109
14,138	2.375%—01/15/2025-01/15/2027[2,8]	15,662
780	3.625%—04/15/2028[2,8]	1,037

		20,808

23,500	U.S. Treasury Notes 4.500%—05/15/2017	25,125

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $44,298)		45,933

PURCHASED OPTIONS—1.2%
No. of Contracts (000s)
11	Eurodollar Options Expire 03/2008	70
	Swap Options
249,100	Expire 03/2008	9,082
256,900	Expire 09/2008	8,386
457,200	Expire 12/2008	15,351
78,000	Expire 02/2009	2,878
36,800	Expire 07/2009	425

		36,122

TOTAL PURCHASED OPTIONS (Cost $5,295)		36,192

SHORT-TERM INVESTMENTS—9.7%
Principal Amount (000s)
BANK OBLIGATIONS
$15,250	Bank of Ireland 5.400%—01/15/2010	15,247
7,300	Calyon Bank 5.340%—01/16/2009[2]	7,299
1,100	5.395%—06/29/2010[2]	1,099

		8,398

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)

BANK OBLIGATIONS—Continued
	Dexia Credit Local SA
$24,900	5.270%—09/29/2008	$24,885
	Fortis Bank
6,800	5.265%—04/28/2008-06/30/2008[2]	6,799
4,800	5.300%—09/30/2008[2]	4,799

		11,598

	Nordea Bank Finland plc
3,700	5.298%—05/28/2008[2]	3,700
10,000	5.308%—04/09/2009[2]	9,998

		13,698

	Royal Bank of Scotland plc
3,100	5.265%—03/26/2008	3,100
	Skandinaviska Enskilda Banken
10,100	5.340%—08/21/2008	10,099
	Societe Generale
3,000	5.271%—06/30/2008[2]	3,000
	Unicredito SpA
5,400	5.370%—05/29/2008	5,403

		95,428

U.S. GOVERNMENT AGENCIES
	Federal Home Loan Bank Discount Notes
119,300	1.853%—02/01/2008	119,300

REPURCHASE AGREEMENTS
68,900	Repurchase Agreement with Lehman Brothers dated January 31, 2008 due February 1, 2008 at 1.830% Collateralized by U. S. Treasury Bonds (market value $68,903)	68,900
15,286	Repurchase Agreement with State Street Corp. dated January 31, 2008 due February 1, 2008 at 2.650% Collateralized by a Federal National Mortgage Association Note (market value $15,595)	15,286

		84,186

U.S. TREASURY BILLS
	U.S. Treasury Bills
200	2.960%—03/13/2008	199

TOTAL SHORT-TERM INVESTMENTS (Cost $299,114)		299,113

TOTAL INVESTMENTS—137.0% (Cost $4,181,864)		4,235,450

CASH AND OTHER ASSETS, LESS LIABILITIES—(37.0)%		(1,143,301)

TOTAL NET ASSETS—100.0%		$3,092,149

12

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2008 ARE AS FOLLOWS:

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
United Kingdom LIBOR Futures (Buy)	455	$56,875	Mar-2009	$1,542
United Kingdom LIBOR Futures (Buy)	168	21,000	Jun-2009	572
90-Day United Kingdom Futures (Buy)	1,639	178,425	Mar-2008	4,457
90-Day United Kingdom Futures (Buy)	1,746	215,750	Jun-2008	2,359
90-Day United Kingdom Futures (Buy)	941	117,625	Sep-2008	2,100
90-Day United Kingdom Futures (Buy)	483	60,375	Dec-2008	1,060
Eurodollar Futures (Buy)	2,474	618,500	Mar-2009	9,766
Eurodollar Futures (Buy)	202	50,500	Jun-2009	805
Euro CME (Buy)	2,334	583,500	Sep-2008	14,333
Euro CME (Buy)	8,862	2,215,500	Dec-2008	48,746
U.S. Treasury Notes 2 Yr. Futures (Sell)	685	137,000	Mar-2008	(1,184)
U.S. Treasury Notes 5 Yr. Futures (Sell)	1,432	143,200	Mar-2008	(1,902)

				$82,654

TBA COMMITMENTS OPEN AT JANUARY 31, 2008 ARE AS FOLLOWS:

Description	Principal Amount (000s)	Coupon Rate	Delivery Date	Value (000s)
Federal National Mortgage Association (proceeds receivable $152,353)	$153,400	5.000%	Feb-2038	$152,753
Federal National Mortgage Association (proceeds receivable $328,245)	324,500	5.500%	Feb-2038	328,810
Federal Home Loan Mortgage Corporation (proceeds receivable $51,711)	51,000	5.500%	Feb-2038	51,630

				$533,193

SWAP AGREEMENTS OPEN AT JANUARY 31, 2008 ARE AS FOLLOWS:

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
UBS AG	3-Month AUD BBR-BBSW	Pay	7.000%	09/15/2009	AUD	$80,300	$ (298)
Deutsche Bank AG	6-Month AUD BBR-BBSW	Pay	7.000	03/20/2013		8,500	(149)
Deutsche Bank AG	6-Month AUD BBR-BBSW	Receive	6.500	03/20/2018		11,600	83
Morgan Stanley Capital Services, Inc.	3-Month BRL-Banco Central do Brazil	Receive	12.780	01/04/2010	R	$10,400	(7)
Merrill Lynch & Co., Inc.	3-Month BRL-Banco Central do Brazil	Pay	12.948	01/04/2010		4,400	7
Merrill Lynch & Co., Inc.	3-Month BRL-Banco Central do Brazil	Pay	11.430	01/04/2010		10,700	(136)
Barclays Capital, London	3-Month BRL-Banco Central do Brazil	Pay	11.360	01/04/2010		11,700	(158)
UBS AG	Business Day—CDI	Pay	10.575	01/02/2012		18,400	(271)
UBS AG	Business Day—CDI	Pay	12.540	01/02/2012		15,400	(54)
Merrill Lynch & Co., Inc.	Business Day—CDI	Pay	11.980	01/02/2012		13,000	(148)
Barclays Capital, London	6-Month BP-LIBOR	Pay	6.000	12/20/2008		£17,700	118
Deutsche Bank AG	6-Month BP-LIBOR	Pay	6.000	12/20/2008		10,600	68
Royal Bank of Scotland	6-Month BP-LIBOR	Pay	6.000	03/20/2009		9,300	96
Barclays Capital, London	6-Month BP-LIBOR	Pay	6.000	03/20/2009		10,000	108
Barclays Capital, London	6-Month BP-LIBOR	Pay	5.000	06/15/2009		10,600	254
Credit Suisse International	6-Month BP-LIBOR	Pay	5.000	06/15/2009		2,100	38
Merrill Lynch & Co., Inc.	6-Month BP-LIBOR	Receive	4.000	12/15/2035		2,000	171
Barclays Capital, London	6-Month BP-LIBOR	Receive	4.000	12/15/2036		2,200	220
Royal Bank of Scotland	6-Month BP-LIBOR	Receive	4.000	12/15/2036		6,100	421
Deutsche Bank AG	6-Month BP-LIBOR	Receive	5.395	12/15/2036		5,400	(319)
HSBC Bank USA, N.A.	6-Month BP-LIBOR	Receive	5.395	12/15/2036		4,000	260
Deutsche Bank AG	6-Month EUR-EURIBOR	Pay	5.000	12/19/2009		€17,800	357
Morgan Stanley Capital Services Inc.	6-Month EUR-EURIBOR	Pay	4.500	03/19/2010		18,100	307
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090	10/15/2010		7,200	58
Barclays Capital, London	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103	10/15/2010		1,000	11
UBS Warburg AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146	10/15/2010		1,300	17
Royal Bank of Scotland	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955	03/28/2012		2,200	(38)

13

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Royal Bank of Scotland	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		€3,500	$(63)
Barclays Bank PLC	6-Month EUR-EURIBOR	Pay	4.000	06/15/2018		9,500	153
Citibank N.A.	1-Month MXN-Mexico Interbank	Pay	8.170	11/04/2016	MEX	$ 8,900	4
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000	12/19/2017		¥670,000	183
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000	12/19/2017		350,000	94
Deutsche Bank Securities Inc.	3-Month USD-LIBOR	Pay	4.000	06/18/2010		$133,500	1,785
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000	06/18/2010		112,300	302
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	4.000	06/18/2010		112,300	265
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	4.000	06/18/2013		1,600	(3)
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000	06/18/2038		10,600	(605)
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000	06/18/2038		17,300	(818)
Citibank, N.A. Dealer 1	3-Month USD-LIBOR	Receive	5.000	06/18/2038		5,200	(308)

Total Interest Rate Swaps							$2,005

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell	Fixed Rate	Expiration Date	Notional Amount (000s)	Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services, Inc.	Russian Federation 0.245% due 06/20/2008	Sell	0.245%	06/20/2008	$700	$(1)
Morgan Stanley Capital Services, Inc.	GMAC LLC 1.050% due 09/20/2008	Sell	1.050	09/20/2008	5,500	(235)
Morgan Stanley Capital Services, Inc.	GMAC LLC 0.970% due 11/20/2008	Buy	0.970	11/20/2008	2,300	(10)
Credit Suisse Securities (USA) LLC.	GAZPROM SP FBF 1.00% due 11/20/2008	Sell	1.000	11/20/2008	1,000	(4)
Royal Bank of Scotland	Indonesia SP 0.390% due 12/20/2008	Buy	0.390	12/20/2008	6,000	(35)
Morgan Stanley Capital Services, Inc	GAZPROM SP 01/30/08 MYC 1.250% due 12/20/2008	Sell	1.250	12/20/2008	5,400	(13)
Royal Bank of Scotland	Indonesia SP 0.400% due 12/20/2008	Buy	0.400	12/20/2008	9,000	(52)
UBS Warburg AG	GAZPROM SP 01/31/08 UAG 4.550% due 03/20/2009	Sell	4.550	03/20/2009	3,900	11
HSBC Bank USA, N.A.	Russian Federation 7.650% due 06/11/2013	Sell	0.700	04/20/2009	1,300	(11)
HSBC Bank USA, N.A.	United Mexican States 0.180% due 05/20/2009	Sell	0.180	05/20/2009	3,000	(10)
HSBC Bank USA, N.A.	GAZPROM SP 12/12/07 HUS 0.620% due 03/20/2011	Sell	0.620	03/20/2011	5,700	(25)
Chase Securities Inc.	Panama SP 0.730% due 01/20/2012	Sell	0.730	01/20/2012	3,000	(77)
Morgan Stanley Capital Services, Inc.	Panama SP 0.750% due 01/20/2012	Sell	0.750	01/20/2012	1,000	(25)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index 0.355% due 6/20/2012	Buy	0.355	06/20/2012	10,000	(264)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index 0.360% due 6/20/2012	Buy	0.360	06/20/2012	5,000	(131)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index 0.401% due 6/20/2012	Buy	0.401	06/20/2012	2,500	(62)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY-8 Index 1.833% due 6/20/2012	Buy	1.833	06/20/2012	1,400	(101)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index 1.846% due 6/20/2012	Buy	1.846	06/20/2012	1,000	(72)
Morgan Stanley Capital Services, Inc.	Dow Jones CDX N.A. HY-8 Index 2.080% due 6/20/2012	Buy	2.080	06/20/2012	1,000	(62)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY-8 Index 2.127% due 6/20/2012	Buy	2.127	06/20/2012	600	(36)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY-8 Index 2.070% due 6/20/2012	Sell	2.070	06/20/2012	1,400	(88)
Morgan Stanley Capital Services, Inc.	Dow Jones CDX N.A. HY-8 Index 2.170% due 6/20/2012	Sell	2.170	06/20/2012	500	(29)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index 2.144% due 6/20/2012	Sell	2.144	06/20/2012	500	(30)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index 2.179% due 6/20/2012	Sell	2.179	06/20/2012	700	(41)

14

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell	Fixed Rate	Expiration Date	Notional Amount (000s)	Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services, Inc.	Russian Federation 0.795% due 08/20/2012	Sell	0.795%	08/20/2012	$5,600	$(75)
Barclays Capital, London	GMAC LLC 3.650% due 09/20/2012	Sell	3.650	09/20/2012	2,500	(330)
Citibank N.A.	GMAC LLC 3.720% due 09/20/2012	Sell	3.720	09/20/2012	2,500	(324)
Barclays Bank PLC	Ford Motor Credit Company 5.650% due 09/20/2012	Sell	5.650	09/20/2012	1,300	(55)
Barclays Capital, London	Ford Motor Credit Company 4.150% due 09/20/2012	Sell	4.150	09/20/2012	2,500	(213)
Deutsche Bank AG	GMAC LLC 4.000% due 09/20/2012	Sell	4.000	09/20/2012	1,600	(194)
Barclays Bank PLC	Ford Motor Credit Company 6.150% due 09/20/2012	Sell	6.150	09/20/2012	7,200	(200)
Barclays Bank PLC	GMAC LLC 4.800% due 09/20/2012	Sell	4.800	09/20/2012	2,200	(213)
Deutsche Bank AG	General Motors Corporation 4.500% due 12/20/2012	Sell	4.500	12/20/2012	900	(96)
Citibank N.A.	General Motors Corporation 4.600% due 12/20/2012	Sell	4.600	12/20/2012	900	(93)
BNP Paribas Bank	General Motors Corporation 4.800% due 12/20/2012	Sell	4.800	12/20/2012	100	(10)
Barclays Bank PLC	GECC SP BRC 0.640% due 12/20/2012	Sell	0.640	12/20/2012	5,600	(46)
Merrill Lynch & Co., Inc.	CDX N.A. HY-8 Index 2.750% due 06/20/2012	Sell	2.750	06/20/2012	500	(19)
Barclays Bank PLC	GECC SP BRC 2.180% due 02/20/2013	Sell	2.180	02/20/2013	800	0
Bank of America	SLM CORP SP BOA 2.180% due 02/20/2013	Sell	2.180	02/20/2013	1,500	0
Merrill Lynch & Co., Inc.	Russian Federation 5.000% due 03/31/2030	Sell	0.780	03/20/2016	1,100	(39)
JP Morgan Chase	Russian Federation 5.000% due 03/31/2030	Sell	0.800	03/20/2016	1,100	(37)
JP Morgan Chase	United Mexican States 5.000% due 03/31/2030	Sell	0.920	03/20/2016	300	(6)
Chase Securities Inc.	Panama SP 1.250% due 01/20/2017	Sell	1.250	01/20/2017	500	(25)
Credit Suisse Securities (USA) LLC	Panama SP 1.200% due 02/20/2007	Sell	1.200	02/20/2017	900	(48)

Total Credit Default Swaps						$(3,426)

Total Swaps						$(1,421)

WRITTEN OPTIONS OPEN AT JANUARY 31, 2008 ARE AS FOLLOWS:

Description	Number of Shares/Contracts	Strike Price	Expiration Date	Value (000s)
Swap Option (Call)	81,900,000	$4.95	Sep-2008	$4,582
Swap Option (Call)	46,000,000	5.00	Dec-2008	2,649
Swap Option (Call)	106,700,000	5.20	Dec-2008	7,138
Swap Option (Call)	34,000,000	5.45	Feb-2009	2,350
Swap Option (Call)	64,700,000	4.90	Mar-2008	3,919
Swap Option (Call)	44,000,000	4.95	Mar-2008	2,763
Swap Option (Call)	29,100,000	4.95	Sep-2008	1,628
Swap Option (Call)	16,000,000	4.20	Jul-2009	416
U. S. Treasury Notes 10 Yr. Futures (Call)	66	111.00	Feb-2008	377
U. S. Treasury Notes 10 Yr. Futures (Call)	74	112.00	Feb-2008	352
U. S. Treasury Notes 10 Yr. Futures (Call)	80	113.00	Feb-2008	304
U. S. Treasury Notes 10 Yr. Futures (Call)	361	118.00	May-2008	417
U. S. Treasury Notes 10 Yr. Futures (Call)	88	118.00	Feb-2008	48
U. S. Treasury Notes 5 Yr. Futures (Call)	317	114.00	Feb-2008	921
U. S. Treasury Notes 5 Yr. Futures (Call)	169	111.00	Feb-2008	354
U. S. Treasury Notes 10 Yr. Futures (Put)	80	108.00	Feb-2008	1
U. S. Treasury Notes 10 Yr. Futures (Put)	169	109.00	Feb-2008	3
U. S. Treasury Notes 10 Yr. Futures (Put)	88	114.00	Feb-2008	17
U. S. Treasury Notes 10 Yr. Futures (Put)	317	110.00	Feb-2008	5
U. S. Treasury Notes 10 Yr. Futures (Put)	188	114.00	May-2008	247

Written options outstanding, at value (premiums received of $6,652)				$28,491

15

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2008 ARE AS FOLLOWS:

Par Value (000s)	Security	Value (000s)
$1,600	Federal National Mortgage Association	$1,661
91,000	United States Treasury Notes	95,887

	Fixed Income Investments Sold Short, at value (proceeds $93,162)	$97,548

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2008 ARE AS FOLLOWS:

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
U.A.E. Dirham (Buy)	$558	$561	May-2008	$(3)
Australian Dollar (Buy)	1,392	1,329	Feb-2008	62
Australian Dollar (Buy)	7,371	7,133	Feb-2008	238
Australian Dollar (Sell)	1,527	1,514	Feb-2008	(13)
Brazilian Real (Buy)	30,774	25,792	Mar-2008	4,980
Brazilian Real (Sell)	30,773	30,103	Mar-2008	(669)
Brazilian Real (Buy)	63,764	58,605	Jul-2008	5,159
Brazilian Real (Buy)	29,114	28,601	Dec-2008	512
Chilean Pesos (Buy)	1,112	982	Mar-2008	130
Chilean Pesos (Sell)	1,112	1,088	Mar-2008	(24)
Chilean Pesos (Buy)	1,089	1,068	Dec-2008	21
Euro Currency (Buy)	1,177	1,162	Feb-2008	15
Euro Currency (Sell)	25,351	25,284	Feb-2008	(67)
Pound Sterling (Buy)	44,259	44,147	Mar-2008	(111)
Indonesian Rupiah (Buy)	1,781	1,890	May-2008	(108)
Indian Rupee (Buy)	17,105	16,137	May-2008	968
Indian Rupee (Buy)	5,712	5,744	Aug-2008	(32)
Japanese Yen (Buy)	4,771	4,632	Feb-2008	139
South Korean Won (Buy)	2,714	2,775	May-2008	(61)
South Korean Won (Buy)	10,614	10,736	Aug-2008	(121)
Kuwaiti Dinar (Buy)	565	561	May-2008	3
Mexican Peso (Buy)	12,309	12,135	Mar-2008	174
Mexican Peso (Sell)	3,620	3,560	Mar-2008	(59)
Mexican Peso (Buy)	3,803	3,761	Jul-2008	42
Malaysian Ringgit (Buy)	6,890	6,662	May-2008	228
New Zealand Dollar (Buy)	1,024	1,002	Feb-2008	22
Philippine Peso (Buy)	6,370	5,671	May-2008	699
Polish Zloty (Buy)	3,313	3,023	Mar-2008	290
Polish Zloty (Sell)	3,313	3,231	Mar-2008	(82)
Polish Zloty (Buy)	10,658	9,555	Jul-2008	1,103
Polish Zloty (Sell)	10,658	10,441	Jul-2008	(217)
New Russian Ruble (Buy)	10,270	10,049	Jul-2008	221
New Russian Ruble (Sell)	1,183	1,181	Jul-2008	(3)
New Russian Ruble (Buy)	5,365	5,409	Nov-2008	(44)
Saudi Riyal (Buy)	557	561	May-2008	(4)
Swedish Krona (Buy)	1,707	1,701	Dec-2008	6
Singapore Dollar (Buy)	7,499	7,208	Feb-2008	291
Singapore Dollar (Buy)	12,531	11,841	May-2008	689
South African Rand (Buy)	10	10	Mar-2008	—
South African Rand (Buy)	430	484	Jul-2008	(53)

				$14,321

16

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security. The stated rate represents the rate in effect at January 31, 2008.

2	At January 31, 2008, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. The securities pledged had an aggregate market value of $2,687,563 or 87% of net assets.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Fund’s Board of Trustees. At January 31, 2008, these securities were valued at $184,529 or 6% of net assets.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	Variable rate security. The stated rate represents the rate in effect at January 31, 2008.

6	MTN after the name of a security stands for Medium Term Note.

7	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2008. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date.

8	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

€	Euro.

¥	Japanese Yen.

MEX$	Mexican Peso.

The accompanying notes are an integral part of the portfolio of investments.

17

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—January 31, 2008 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of –15.8%)

COLLATERALIZED MORTGAGE OBLIGATIONS—1.5%
Principal Amount (000s)		Value (000s)

	Bear Stearns Adjustable Rate Mortgage Trust REMIC[1] Series 2005-2 Cl. A2
$61	4.125%—03/25/2035[2]	$61
	Pass Through Certificates Series 2005-5 Cl. A2
62	4.550%—08/25/2035[2]	61

		122

	Federal Home Loan Banks. REMIC[1]
415	5.500%—05/15/2016[3]	423
	Federal Home Loan Mortgage Corp. REMIC[1]
458	4.466%—02/15/2019[2,3]	456

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $993)		1,001

CONVERTIBLE BONDS—0.1%
(Cost $96)
100	Chesapeake Energy Corp. 2.500%—05/15/2037	109

CORPORATE BONDS & NOTES—1.3%
100	American Express Bank 6.000%—09/13/2017	102
100	Barclays Bank plc 5.450%—09/12/2012	105
100	Bear Stearns Cos. Inc. MTN[4] 6.950%—08/10/2012	104
100	Capital One Financial Corp. 6.750%—09/15/2017	95
100	Ford Motor Credit Co. 7.800%—06/01/2012[3]	89
100	General Electric Capital Corp. 5.500%—09/15/2067[5]	140
100	Wal-Mart Stores Inc. 5.800%—02/15/2018	106
100	Wells Fargo & Co. 4.375%—01/31/2013	100

TOTAL CORPORATE BONDS & NOTES (Cost $839)		841

MORTGAGE PASS-THROUGHS—25.5%
	Federal Home Loan Mortgage Corp.
2,192	5.500%—12/01/2036-01/01/2037	2,221
2,145	6.000%—01/01/2037-11/01/2037	2,199

		4,420

	Federal National Mortgage Association
1,952	6.000%—04/01/2021-12/01/2037	2,008
865	6.000%—08/01/2036-10/01/2036[3]	888

		2,896

MORTGAGE PASS-THROUGHS—Continued
Principal Amount (000s)		Value (000s)

	Federal National Mortgage Association TBA[6]
	February Delivery
$500	5.500%—12/01/2099	$506
	December Delivery
8,948	5.500%—12/01/2036-12/01/2099	9,034

		9,540

TOTAL MORTGAGE PASS-THROUGHS (Cost $16,495)		16,856

U.S. GOVERNMENT OBLIGATIONS—87.4%
	U.S. Treasury Bonds
7,219	1.750%—01/15/2028[7]	7,283
2,652	2.000%—07/15/2014-01/15/2026[3,7]	2,784
4,013	2.375%—01/15/2025[3,7]	4,426
3,333	2.375%—01/15/2027[7]	3,710
1,429	3.625%—04/15/2028[3,7]	1,902
447	3.875%—04/15/2029[3,7]	622

		20,727

	U.S. Treasury Notes
3,550	0.875%—04/15/2010[3,7]	3,592
2,508	1.625%—01/15/2018[7]	2,585
4,817	1.875%—07/15/2013-07/15/2015[3,7]	5,095
3,107	2.000%—04/15/2012[7]	3,292
1,666	2.000%—01/15/2014-01/15/2016[3,7]	1,777
2,223	2.375%—04/15/2011[7]	2,358
834	2.375%—01/15/2017[3,7]	915
624	2.500%—07/15/2016[3,7]	691
10,139	2.625%—07/15/2017[3,7]	11,375
3,506	3.000%—07/15/2012[3,7]	3,884
241	3.500%—01/15/2011[3,7]	264
100	4.125%—08/31/2012	106
812	4.250%—01/15/2010[3,7]	876
100	4.750%—08/15/2017[3,7]	109
100	5.125%—05/15/2016	112

		37,031

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $56,135)		57,758

PURCHASED OPTIONS—0.0%
No. of Contracts (000s)
	Currency Options
200	Expire 06/2008	7
200	Expire 07/2010	12

		19

	Swap Options
8,600	Expire 02/2008	—	[a]

TOTAL PURCHASED OPTIONS (Cost $19)		19

SHORT-TERM INVESTMENTS—4.7%
Principal Amount (000s)
COMMERCIAL PAPER
$500	Citibank Omni Master Trust	500

18

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS— Continued
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$2,498	Repurchase Agreement with State Street Corp. dated January 31, 2008 due February 1, 2008 at 2.650% collateralized by Federal Home Loan Mortgage Corp. (market value $1,391) & Federal National Mortgage Association (market value $1,163)	$2,498

U.S. TREASURY BILLS
	U.S. Treasury Bills
60	2.019%—03/13/2008	60
35	2.690%—03/13/2008	35

		95

TOTAL SHORT-TERM INVESTMENTS (Cost $3,093)		3,093

TOTAL INVESTMENTS—120.5% (Cost $77,670)		79,677

CASH AND OTHER ASSETS, LESS LIABILITIES—(20.5)%		(13,568)

TOTAL NET ASSETS—100.0%		$66,109

TBA COMMITMENTS OPEN AT JANUARY 31, 2008 ARE AS FOLLOWS:

Description	Principal Amount (000s)	Coupon Rate	Delivery Date	Value (000s)
Federal National Mortgage Association (proceeds receivable $506)	$500	5.500%	Feb-2038	$499

SWAP AGREEMENTS OPEN AT JANUARY 31, 2008 ARE AS FOLLOWS:

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services, Inc.	6-Month AUD-Bank Bill Short Term	Pay	7.000%	12/15/2009	AUD$800	$(3)
Deutsche Bank AG	6-Month AUD-Bank Bill Short Term	Pay	6.500	01/15/2010	300	(4)
Citibank N.A.	6-Month AUD-Bank Bill Short Term	Pay	6.500	01/15/2010	100	(1)
Deutsche Bank AG	6-Month AUD-Bank Bill Short Term	Pay	7.000	06/15/2010	1,000	(6)
Morgan Stanley Capital Services, Inc.	6-Month AUD-Bank Bill Short Term	Receive	6.750	12/15/2017	100	1
Morgan Stanley Capital Services, Inc.	3-Month BRL-Banco Central do Brazil	Pay	10.115	01/02/2012	R$100	(3)
Barclays Capital, London	Business Day-CDI	Pay	10.680	01/02/2012	1,000	(23)
UBS Warburg AG	3-Month BRL-Banco Central do Brazil	Pay	10.575	01/02/2012	500	(16)
Barclays Capital	INF GBP R 3.25/UKRPI 12/14/17 BRC	Pay	12.540	01/02/2012	400	—
Morgan Stanley Capital Services, Inc.	IRS GBP R 6ML/5.0 12/19/08 MYC	Pay	5.000	12/19/2009	£2,000	15
Barclays Capital, London	6-Month BP-LIBOR	Pay	5.000	06/15/2009	200	1
Deutsche Bank AG	6-Month BP-LIBOR	Pay	6.000	03/20/2010	1,000	24
Credit Suisse International	6-Month BP-LIBOR	Pay	5.000	09/15/2010	200	6
Royal Bank of Scotland	6-Month BP-LIBOR	Pay	5.000	09/15/2010	100	3
Royal Bank of Scotland	INF GBP R 3.1825/UKRPI 12/19/17 RYL	Pay	3.250	12/14/2017	100	(1)
Morgan Stanley Capital Services, Inc.	IRS USD R 3ML/4.0 06/18/08 MYC	Pay		12/19/2017	200	(3)
Credit Suisse International	6-Month BP-LIBOR	Receive	4.000	12/15/2035	€100	7
Deutsche Bank AG	6-Month EUR-EURIBOR	Pay	4.500	03/19/2010	300	5
Morgan Stanley Capital Services, Inc.	IRS EUR R 6ME/4.5 03/19/08 MYC	Pay	4.500	03/19/2010	300	5
JP Morgan Chase	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.261	07/14/2011	400	7
BNP Paribas	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.987	12/15/2011	100	(1)
Barclays Capital, London	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.947	03/15/2012	200	(4)
Royal Bank of Scotland	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955	03/28/2012	100	(2)

19

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Capital, London	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.070%	09/14/2012	€200	$(2)
Barclays Capital, London	6-Month EUR-EURIBOR	Receive	5.000	03/19/2018	100	(3)
Morgan Stanley Capital Services, Inc.	6-Month JPY-LIBOR	Pay	1.000	03/18/2009	¥100,000	5
UBS Warburg AG	6-Month JPY-LIBOR	Receive	1.500	12/20/2012	50,000	3
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500	12/20/2012	20,000	1
Morgan Stanley Capital Services, Inc.	6-Month JPY-LIBOR	Pay	1.500	12/20/2012	40,000	3
Citibank N.A	28-Day Mexican-TIIE-Banxico	Pay	8.170	11/04/2016	MEX$2,800	1
Merrill Lynch & Co., Inc.	28-Day Mexican-TIIE-Banxico	Pay	8.170	11/04/2016	1,700	—
Morgan Stanley Capital Services, Inc.	ZCS BRL R CDI/12.54% 12/4/07 MYC	Pay	4.000	06/18/2010	$1,500	23
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000	06/18/2015	4,000	(151)
Barclays Capital, London	3-Month USD-LIBOR	Receive	5.000	06/18/2018	800	(26)
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000	06/18/2018	100	(10)
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000	06/18/2038	3,500	(30)

Total Interest Rate Swaps						$(179)

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell	Fixed Rate	Expiration Date	Notional Amount (000s)	Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	GMAC LLC 5.150% due 09/20/2008	Buy	5.150%	9/20/2008	$100	$2
Merrill Lynch International	CDX HY-8 100 2.460% due 06/20/2012	Sell	2.750	6/20/2012	100	(4)
Bear Sterns International, Ltd	CDX HY-8 100 1.210% due 09/20/2012	Buy	1.210	9/20/2012	100	9
Merrill Lynch International	GMAC LLC 6.300% due 09/20/2012	Sell	6.300	9/20/2012	100	(5)
Lehman Brothers Special Financing Inc.	CDX.HY-9 100 3.330% due 12/20/2012	Sell	3.330	12/20/2012	100	(6)
Deutsche Bank AG	GMAC LLC 5.400% due 09/20/2012	Sell	5.400	9/20/2012	100	(8)
BNP Paribas	The Goldman Sachs Group 0.390% due 12/20/2007	Buy	0.390	12/20/2012	100	2
Morgan Stanley Capital Services, Inc.	CDX IG-9 0.600% due 12/20/2012	Buy	0.600	12/20/2012	300	8
Morgan Stanley Capital Services, Inc.	CDX IG-9 0.600% due 12/20/2012	Buy	0.600	12/20/2012	300	8
Barclays Capital	CDX IG9 10Y BP BRC 1.000% due 12/20/2017	Buy	1.000	12/20/2017	700	9

Total Credit Default Swaps						$15

Total Swaps						$(164)

WRITTEN OPTIONS OPEN AT JANUARY 31, 2008 ARE AS FOLLOWS:

Description	Number of Shares/Contracts	Strike Price	Expiration Date	Value (000s)
Swap Option (Call)	200,000	$5.67	Aug-2008	$27
Swap Option (Put)	200,000	5.67	Aug-2008	2

Written options outstanding, at value (premiums received of $17)				$29

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2008 ARE AS FOLLOWS:

Par Value (000s)	Security	Value (000s)
$2,400	Federal Home Loan Mortgage Corporation	$2,430
4,000	Federal National Mortgage Association	4,022
500	Government National Mortgage Association I	510
800	United States Treasury Notes	872

	Fixed Income Investments Sold Short, at value (proceeds $7,737)	$7,834

20

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2008 ARE AS FOLLOWS:

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	$10	$9	Apr-2008	$1
Brazilian Real (Sell)	10	9	Mar-2008	1
Brazilian Real (Buy)	916	880	Jul-2008	36
Brazilian Real (Buy)	9	9	Dec-2008	—
Swiss Franc (Sell)	17	16	Mar-2008	(1)
Yuan Renminbi (Buy)	35	36	Mar-2008	1
Yuan Renminbi (Buy)	64	66	Mar-2008	2
Yuan Renminbi (Sell)	102	99	Mar-2008	(3)
Yuan Renminbi (Buy)	181	169	Mar-2009	13
Yuan Renminbi (Sell)	181	171	Mar-2009	(11)
Euro Currency (Sell)	296	295	Feb-2008	—
Pound Sterling (Sell)	435	433	Mar-2008	(1)
Japanese Yen (Buy)	148	140	Feb-2008	8
Japanese Yen (Sell)	175	167	Feb-2008	(7)
South Korean Won (Buy)	61	62	May-2008	(1)
South Korean Won (Buy)	26	26	Aug-2008	—
Mexican Peso (Buy)	205	204	Mar-2008	1
Mexican Peso (Sell)	205	203	Mar-2008	(2)
Mexican Peso (Buy)	373	367	Jul-2008	8
Mexican Peso (Sell)	200	200	Jul-2008	—
Mexican Peso (Buy)	202	200	Jul-2008	—
Malaysian Ringgit (Buy)	26	25	May-2008	1
Polish Zloty (Buy)	106	95	Jul-2008	11
New Russian Ruble (Buy)	50	50	Feb-2008	—
New Russian Ruble (Sell)	50	50	Feb-2008	—
New Russian Ruble (Buy)	39	38	Jul-2008	1
New Russian Ruble (Buy)	181	183	Nov-2008	(2)
Singapore Dollar (Buy)	97	92	May-2008	5

				$61

The accompanying notes are an integral part of the portfolio of investments.

21

1	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

2	Floating rate security. The stated rate represents the rate in effect at January 31, 2008.

3	At January 31, 2008, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. The securities pledged had an aggregate market value of $40,168 or 61% of net assets.

4	MTN after the name of a security stands for Medium Term Note.

5	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Fund’s Board of Trustees. At January 31, 2008, these securities were valued at $140 or 0% of net assets.

6	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2008. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date.

7	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

a	Rounds to less than $1,000.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

€	Euro.

¥	Japanese Yen.

MEX$	Mexican Peso.

Harbor Short Duration Fund

PORTFOLIO OF INVESTMENTS—January 31, 2008 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 14.3%)

ASSET-BACKED SECURITIES—34.9%
Principal Amount (000s)		Value (000s)

	AmeriCredit Automobile Receivables Trust
	Series 2005-DA Cl. A3
$613	4.870%—12/06/2010	$613
	Ameriquest Mortgage Securities Inc.
	Series 2006-R1 Cl. M1
1,000	3.766%—03/25/2036[1,2]	664
	Series 2005-R1 Cl. M1
1,000	3.826%—03/25/2035[1,2]	968

		1,632

	Atlantic City Electric Transition Funding LLC
	Series 2002-1 Cl. A1
370	2.890%—07/20/2010[1]	370
	Chase Manhattan Auto Owner Trust
	Series 2006-B Cl. A2
138	5.280%—10/15/2009	138
	Citibank Credit Card Issuance Trust
	Series 2003-A6 Cl. A6
1,027	2.900%—05/17/2010	1,025
	Series 2006-B2 Cl. B2
2,000	5.150%—03/07/2011[1]	2,013

		3,038

	Citigroup Mortgage Loan Trust Inc.
	Series 2005-OPT4 Cl. A2C
132	3.626%—07/25/2035[1,2]	132
	Contimortgage Home Equity Trust
	Series 1996-4 Cl. A10
1,317	3.601%—01/15/2028[1,2]	1,209
	Countrywide Asset-Backed Certificates
	Series 2005-4 Cl. MV1
1,000	3.836%—10/25/2035[1,2]	892
	Federal National Mortgage Association
	Series 2002-W2 Cl. AF5
445	6.433%—06/25/2032[1,3]	451
	HSI Asset Securitization Corp Trust
	Series 2006-OPT2 Cl. M1
1,000	3.746%—01/25/2036[1,2]	717
	Long Beach Mortgage Loan Trust
	Series 2006-WL1 Cl. 2A2
1,500	3.556%—01/25/2036[1,2]	1,465
	Massachusetts RRB Special Purpose Trust
	Series 2005-1 Cl. A2
812	3.780%—09/15/2010[1]	813
	MBNA Credit Card Master Note Trust
	Series 2005-A5 Cl. A5
1,000	4.236%—12/15/2010[2]	999
	Series 2006-A1 Cl. A
1,612	4.900%—07/15/2011	1,640

		2,639

	Navistar Financial Dealer Note Master Trust
	Series 1998-1 Cl. A
1,000	3.536%—07/25/2011[2]	995

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

	Peco Energy Transition Trust
	Series 2000-A Cl. A3
$1,230	7.625%—03/01/2010	$1,282
	Residential Asset Mortgage Products Inc.
	Series 2003-RS4 Cl. AIIB
726	4.036%—05/25/2033[2]	664
	Residential Asset Securities Corp.
	Series 2004-KS4 Cl. A2B3
1,423	3.756%—05/25/2034[2]	1,423
	Series 2005-KS2 Cl. M1
1,000	3.806%—03/25/2035[1,2]	908
	Series 2005-KS10 Cl. M2
1,000	3.816%—11/25/2035[2]	877
	Series 2005-KS1 Cl. M1
1,000	3.826%—02/25/2035[1,2]	909
	Series 2001-KS2 Cl. AII
712	3.836%—06/25/2031[2]	688

		4,805

	Residential Funding Mortgage Securities II Inc.
	Series 2003-HS2 Cl. AIIB
282	3.626%—06/25/2028[1,2]	264
	Specialty Underwriting & Residential Finance
	Series 2004-BC4 Cl. M1
1,000	4.176%—10/25/2035[1,2]	948
	Wells Fargo Home Equity Trust
	Series 2005-4 Cl. AI3
1,000	3.756%—12/25/2035[1,2,4]	887

TOTAL ASSET-BACKED SECURITIES (Cost $25,349)		23,954

COLLATERALIZED MORTGAGE OBLIGATIONS—34.8%
	Banc of America Mortgage Securities Inc. Pass Through Certificates
	Series 2004-F Cl. 2A5
2,000	4.146%—06/25/2034[1,2]	2,020
	Citicorp Mortgage Securities Inc. REMIC[5] Pass Through Certificates
	Series 2004-5 Cl. 1A29
1,934	4.750%—08/25/2034[1]	1,933
	Federal Home Loan Banks
1,466	4.750%—10/25/2010	1,471
	Federal Home Loan Mortgage Corp. REMIC[5]
1,640	3.521%—07/15/2023[1,2]	1,630
1,424	3.671%—02/15/2025[1,2]	1,423
1,753	4.375%—04/15/2015[1]	1,767

		4,820

	Federal Home Loan Mortgage Corp. STRIPS[6]
1,707	3.371%—08/15/2036[1,2]	1,696
	Federal National Mortgage Association
1,608	5.155%—10/01/2035[2]	1,668
	Federal National Mortgage Association REMIC[5]
	Series 2003-38 Cl. FA
1,956	3.746%—03/25/2023[1,2]	1,960
	Series 1997-68 Cl. FC
843	4.500%—05/18/2027[1,2]	850
907	4.775%—01/25/2023[1,2]	937

		3,747

	First Horizon Alternative Mortgage Securities Series 2006-FA6 Cl. IIA1
1,217	6.250%—11/25/2036	1,234

22

Harbor Short Duration Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Residential Accredit Loans Inc. Series 2006-QS7 Cl. A1
$917	6.000%—06/25/2036	$852
	Structured Adjustable Rate Mortgage Loan Trust Series 2004-20 Cl. 1A1
1,117	6.916%—01/25/2035[1,7]	1,144
	Structured Asset Securities Corp. Series 2002-1A Cl. 2A1
577	6.393%—02/25/2032[1,2]	576
	Washington Mutual Mortgage
	Pass Through Certificates
	Series 2004-AR4 Cl. A6
2,000	3.800%—06/25/2034[1,7]	2,008
	Pass Through Certificates
	Series 2006-AR13 Cl. 1A
741	5.542%—10/25/2046[1,2]	729

		2,737

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,606)		23,898

U.S. GOVERNMENT OBLIGATIONS—16.0%
	U.S. Treasury Notes
4,500	4.250%—01/15/2011[1]	4,752
6,000	4.875%—05/15/2009[1]	6,209

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $10,504)		10,961

SHORT-TERM INVESTMENTS—13.6%
Principal Amount (000s)		Value (000s)

COMMERCIAL PAPER
	Deutsche Bank LLC
$3,600	1.000%—02/01/2008	$3,600
	Dresdner Bank
2,800	1.000%—02/01/2008	2,800
	UBS Financial
2,500	1.000%—02/14/2008	2,497

		8,897

REPURCHASE AGREEMENTS
408	Repurchase Agreement with State Street Corp. dated January 31, 2008 due February 1, 2008 at 1.350% collateralized by US Treasury Bills (market value $416)	408

TOTAL SHORT-TERM INVESTMENTS (Cost $9,305)		9,305

TOTAL INVESTMENTS—99.3% (Cost $68,764)		68,118

CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		479

TOTAL NET ASSETS—100.0%		$68,597

FUTURES CONTRACTS OPEN AT JANUARY 31, 2008 ARE AS FOLLOWS:

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Notes 2 Yr. Futures (Buy)	62	$12,400	Mar-2008	$198
U.S. Treasury Notes 5 Yr. Futures (Sell)	7	700	Mar-2008	(22)

				$176

1	At January 31, 2008, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. The securities pledged had an aggregate market value of $43,244 or 63% of net assets.

2	Floating rate security. The stated rate represents the rate in effect at January 31, 2008.

3	Step coupon security.

4	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Fund’s Board of Trustees. At January 31, 2008, these securities were valued at $887 or 1% of net assets.

5	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

6	Separate trading of registered interest and principal of securities (STRIPS) is a prestripped zero-coupon bond that is a direct obligation of the U.S. Treasury.

7	Variable rate security. The stated rate represents the rate in effect at January 31, 2008.

The accompanying notes are an integral part of the portfolio of investments.

23

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—January 31, 2008 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of –8.6%)

BANK OBLIGATIONS—9.8%
Principal Amount (000s)		Value (000s)

$10,000	Barclays Bank PLC 4.840%—02/29/2008	$10,000
10,000	Toronto Dominion Bank 4.840%—04/21/2008	10,000

TOTAL BANK OBLIGATIONS (Cost $20,000)		20,000

COMMERCIAL PAPER—96.9%
10,000	Abbey National NA 3.880%—02/15/2008	9,985
10,000	ABN AMRO North America Finance Inc. 1.000%—03/04/2008	9,976
10,000	3.000%—03/04/2008	9,976

		19,952

12,000	Bank of Montreal 4.750%—02/07/2008	11,990
1,000	Bank of Scotland PLC 3.150%—04/29/2008	992
3,390	4.400%—03/07/2008-03/25/2008	3,372
5,300	4.450%—03/17/2008	5,271

		9,635

4,000	CBA Finance Inc. 3.120%—04/17/2008	3,974
5,600	4.270%—02/11/2008	5,593

		9,567

11,000	Danske Corp. 4.320%—03/10/2008	10,950
9,700	Deutsche Bank LLC 3.100%—02/01/2008	9,700
10,200	Dexia Delaware LLC 4.340%—03/05/2008	10,159
11,000	Dresdner Bank 4.350%—02/04/2008	10,996
9,000	Fortis Bank 3.200%—02/15/2008	8,989
1,000	4.260%—02/22/2008	997

		9,986

COMMERCIAL PAPER—Continued
Principal Amount (000s)		Value (000s)

$3,500	ING (US) Funding LLC 3.070%—04/29/2008	$3,474
2,500	3.780%—03/14/2008	2,489
3,700	4.200%—02/13/2008	3,695

		9,658

9,600	J.P. Morgan Chase 3.700%—04/17/2008	9,525
11,000	Lloyds Bank PLC 4.310%—02/11/2008	10,987
11,000	Royal Bank of Scotland 4.300%—03/07/2008	10,954
6,900	Societe Generale North America Inc. 4.720%—02/07/2008	6,895
1,400	4.730%—02/01/2008	1,400
3,500	4.870%—02/19/2008	3,491

		11,786

12,000	Svenska Handelsbanken Ab 4.680%—02/07/2008	11,991
1,500	UBS Finance Inc. 3.150%—04/03/2008	1,492
1,500	3.160%—04/23/2008	1,489
5,000	3.720%—04/18/2008	4,960
1,300	4.675%—02/06/2008	1,299

		9,240

10,500	Wells Fargo & Co. 3.910%—02/12/2008	10,487

TOTAL COMMERCIAL PAPER (Cost $197,548)		197,548

REPURCHASE AGREEMENTS—0.1%
(Cost $152)
152	Repurchase Agreement with State Street Corp. dated January 31, 2008 due February 1, 2008 at 1.350% collateralized by US Treasury Bills (market value $158)	152

U.S. GOVERNMENT AGENCIES—1.8%
(Cost $3,704)
3,710	Federal National Mortgage Association 4.000%—02/15/2008	3,704

TOTAL INVESTMENTS—108.6% (Cost $221,404)[a]		221,404

CASH AND OTHER ASSETS, LESS LIABILITIES—(8.6)%		(17,475)

TOTAL NET ASSETS—100.0%		$203,929

a	The aggregated identified cost on a tax basis is the same.

The accompanying notes are an integral part of the portfolio of investments.

24

Harbor Funds—Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2008 (Unaudited)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Except for Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than 60 days, are valued at prices furnished by a pricing service selected by Harbor Capital Advisors, Inc. (the “Adviser”). The pricing service determines valuations for institutional-size trading units of such debt securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than 60 days are stated at amortized cost which approximates value.

Equity securities (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded on the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

When reliable market quotations are not readily available or when market quotations do not accurately reflect fair value, securities are priced at their fair value, calculated according to procedures adopted by the Fund’s Board of Trustees, which may include utilizing an independent pricing service. A Fund may use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations or official closing prices for the same securities which means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

Securities of Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended, and the Fund’s Rule 2a-7 procedures.

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund (except Harbor Money Market Fund) may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor High-Yield Bond Fund is not authorized to enter into currency futures contracts and options on such contracts. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price. See the Portfolio of Investments for each Fund for open futures contracts held as of January 31, 2008.

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options

Consistent with its investment policies, each Fund (excluding Harbor Money Market Fund) may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor High-Yield Bond Fund is not authorized to engage in options transactions on currencies. Harbor Bond Fund, Harbor Real Return Fund, and Harbor Short Duration

25

Harbor Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Fund may use options on currencies for cross-hedging purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

When a Fund purchases an option, the premium paid by the Fund is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the option’s current market value. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a Fund writes an option, the premium received by the Fund is presented in the Fund’s Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparties do not perform under the contracts’ terms.

Swap Agreements

To the extent permitted under their respective investment policies, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is a privately negotiated agreement between two parties to exchange cash flows at specified intervals (payment dates) during the agreed-upon life of the contract. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Funds may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Interest rate swaps are marked-to-market daily.

Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in a Fund’s Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

26

Harbor Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Loan Participations and Assignments

Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Inflation-Indexed Bonds

Harbor Real Return Fund invests primarily in inflation-indexed bonds. Harbor Bond Fund and Harbor Short Duration Fund also may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

TBA/When-Issued Purchase Commitments

Each Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the

27

Harbor Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.

Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund’s subadviser deems it appropriate to do so.

TBA Sale Commitments

Each Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.

Short Sales

Each Fund, except Harbor Money Market Fund, may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

Foreign Forward Currency Contracts

Consistent with its investment policies, each Fund, except Harbor High-Yield Bond Fund and Harbor Money Market Fund, may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not isolated in the Statement of Operations from the effects of changes in market prices of these securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

28

Harbor Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust’s custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

NOTE 2—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2008 are as follows:

	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
HARBOR FIXED INCOME FUND
Harbor High-Yield Bond Fund*	$53,232	$248	$(2,254)	$(2,006)
Harbor Bond Fund*	4,181,864	72,409	(18,823)	53,586
Harbor Real Return Fund*	77,670	2,042	(35)	2,007
Harbor Short Duration Fund*	68,764	970	(1,616)	(646)

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

29

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	1.800.422.1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312.443.4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

1.800.422.1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Wilmer Cutler Pickering

Hale and Dorr LLP

60 State Street

Boston, MA 02109

FD.QSOPH.FIF